Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.9%)
	Linde plc	630,341	150,103
	Air Products and Chemicals Inc.	264,695	78,842
	Ecolab Inc.	308,070	61,565
	Newmont Corp.	962,175	61,050
	Dow Inc.	884,352	41,609
	Fastenal Co.	691,335	31,172
	Freeport-McMoRan Inc.	1,737,940	27,181
	LyondellBasell Industries NV Class A	301,344	21,242
	International Paper Co.	464,757	18,841
	FMC Corp.	155,921	16,514
	Nucor Corp.	361,442	16,214
[1]	International Flavors & Fragrances Inc.	128,700	15,759
	Celanese Corp. Class A	142,243	15,284
	Avery Dennison Corp.	100,610	12,862
	Eastman Chemical Co.	158,525	12,384
	Albemarle Corp.	128,378	11,462
	Royal Gold Inc.	79,100	9,505
	CF Industries Holdings Inc.	257,949	7,922
	Reliance Steel & Aluminum Co.	77,329	7,891
	Mosaic Co.	407,907	7,452
	Scotts Miracle-Gro Co.	47,053	7,195
	Steel Dynamics Inc.	240,646	6,890
	Huntsman Corp.	238,515	5,297
	Ashland Global Holdings Inc.	73,578	5,218
	Timken Co.	82,632	4,480
	Valvoline Inc.	224,626	4,277
	Chemours Co.	199,907	4,180
	Rexnord Corp.	137,119	4,092
	UFP Industries Inc.	70,634	3,992
	Balchem Corp.	39,452	3,852
	NewMarket Corp.	10,350	3,543
*	RBC Bearings Inc.	28,703	3,479
*	Univar Solutions Inc.	205,654	3,471
	Hexcel Corp.	102,151	3,427
	W R Grace & Co.	80,947	3,261
[1]	Cleveland-Cliffs Inc.	500,398	3,213
	Hecla Mining Co.	615,251	3,125
	Sensient Technologies Corp.	51,214	2,957
	Quaker Chemical Corp.	16,227	2,916
	Avient Corp.	109,732	2,904
	Commercial Metals Co.	143,890	2,875
*	Element Solutions Inc.	256,348	2,694

		Shares	Market Value ($000)
	Stepan Co.	24,270	2,645
*	Alcoa Corp.	226,240	2,631
*	Arconic Corp.	135,063	2,573
	Westlake Chemical Corp.	39,337	2,487
*	Ingevity Corp.	50,218	2,483
	Compass Minerals International Inc.	41,129	2,441
	Minerals Technologies Inc.	42,163	2,155
	Olin Corp.	162,097	2,007
	Cabot Corp.	54,501	1,964
*	Coeur Mining Inc.	264,400	1,951
	Innospec Inc.	29,520	1,869
	Boise Cascade Co.	46,625	1,861
	Mueller Industries Inc.	67,226	1,819
	Domtar Corp.	67,261	1,767
	Worthington Industries Inc.	42,002	1,713
[1]	U.S. Steel Corp.	217,462	1,596
*	GCP Applied Technologies Inc.	71,767	1,504
	Materion Corp.	25,089	1,305
	Schweitzer-Mauduit International Inc.	39,087	1,188
	Carpenter Technology Corp.	60,260	1,094
	Kaiser Aluminum Corp.	19,251	1,032
*	Tronox Holdings plc Class A	107,350	845
	Neenah Inc.	21,225	795
	Glatfelter Corp.	56,640	780
*	Clearwater Paper Corp.	19,052	723
	GrafTech International Ltd.	99,170	678
*	Kraton Corp.	34,397	613
	Schnitzer Steel Industries Inc. Class A	31,362	603
	Omega Flex Inc.	3,782	593
*	Koppers Holdings Inc.	26,324	550
*	PQ Group Holdings Inc.	51,278	526
	Tredegar Corp.	33,677	501
	Hawkins Inc.	10,592	488
	American Vanguard Corp.	34,695	456
*	Century Aluminum Co.	62,625	446
*	AdvanSix Inc.	32,928	424
	FutureFuel Corp.	29,233	332
*	Resolute Forest Products Inc.	74,075	332
	Verso Corp. Class A	38,130	301
	US Silica Holdings Inc.	94,753	284
	Haynes International Inc.	16,486	282
	NN Inc.	52,200	269
*	Unifi Inc.	19,978	257
*	Uranium Energy Corp.	255,317	255
	Gold Resource Corp.	68,800	235
*	Rayonier Advanced Materials Inc.	68,586	219
*	Energy Fuels Inc.	109,583	184
	Culp Inc.	13,935	173
*	TimkenSteel Corp.	45,826	163
	Eastern Co.	5,925	116
*	Marrone Bio Innovations Inc.	87,556	107
	Northern Technologies International Corp.	12,332	102
*	Ryerson Holding Corp.	17,637	101
*	Intrepid Potash Inc.	11,298	95
*	Ur-Energy Inc.	192,839	93
*	AgroFresh Solutions Inc.	29,988	73
	Friedman Industries Inc.	12,162	71
*	Synalloy Corp.	11,687	65

		Shares	Market Value ($000)
*	Ampco-Pittsburgh Corp.	17,598	58
*	LSB Industries Inc.	31,735	51
*	Universal Stainless & Alloy Products Inc.	9,128	50
	United-Guardian Inc.	2,927	44
	NL Industries Inc.	9,862	42
*	Solitario Zinc Corp.	56,114	22
*,1	Golden Minerals Co.	14,720	6
			765,680
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	510,953	1,608,853
*	Tesla Inc.	894,454	383,730
	Home Depot Inc.	1,291,450	358,649
	Walt Disney Co.	2,168,173	269,027
*	Netflix Inc.	529,225	264,628
	Walmart Inc.	1,698,660	237,660
	McDonald's Corp.	892,911	195,985
	Costco Wholesale Corp.	529,489	187,969
	NIKE Inc. Class B	1,493,457	187,489
	Lowe's Cos. Inc.	905,721	150,223
	Starbucks Corp.	1,401,885	120,450
	Target Corp.	599,663	94,399
*	Booking Holdings Inc.	49,110	84,012
	Activision Blizzard Inc.	925,957	74,956
	TJX Cos. Inc.	1,290,560	71,820
	Dollar General Corp.	298,211	62,511
	Estee Lauder Cos. Inc. Class A	243,002	53,035
*	Uber Technologies Inc.	1,367,468	49,885
*	Lululemon Athletica Inc.	141,898	46,737
	General Motors Co.	1,543,773	45,680
*	Electronic Arts Inc.	346,835	45,231
*	Chipotle Mexican Grill Inc. Class A	33,687	41,897
	eBay Inc.	796,967	41,522
*	O'Reilly Automotive Inc.	88,625	40,863
	Ross Stores Inc.	427,166	39,863
	Yum! Brands Inc.	360,690	32,931
*	AutoZone Inc.	27,937	32,900
	Ford Motor Co.	4,690,191	31,237
	DR Horton Inc.	409,316	30,957
	Best Buy Co. Inc.	276,429	30,764
	Aptiv plc	322,598	29,576
	Hilton Worldwide Holdings Inc.	331,027	28,243
	Marriott International Inc. Class A	290,135	26,861
	Southwest Airlines Co.	710,638	26,649
*	Copart Inc.	252,325	26,535
	Lennar Corp. Class A	322,458	26,338
	VF Corp.	372,927	26,198
*	Trade Desk Inc. Class A	50,331	26,111
*	Dollar Tree Inc.	283,597	25,904
*	Peloton Interactive Inc. Class A	235,480	23,369
	Delta Air Lines Inc.	760,489	23,256
*	Take-Two Interactive Software Inc.	137,313	22,687
*	Wayfair Inc. Class A	77,914	22,674
	Las Vegas Sands Corp.	457,754	21,359
	Domino's Pizza Inc.	47,065	20,016
	Tractor Supply Co.	139,493	19,995
*	Carvana Co. Class A	83,581	18,644
	ViacomCBS Inc. Class B	660,152	18,491
*	CarMax Inc.	194,153	17,845

		Shares	Market Value ($000)
*	DraftKings Inc. Class A	300,161	17,661
*	Etsy Inc.	143,573	17,463
*	NVR Inc.	4,249	17,349
	Tiffany & Co.	146,343	16,954
	Garmin Ltd.	173,598	16,468
*	Burlington Stores Inc.	79,041	16,290
	Genuine Parts Co.	164,599	15,665
	Darden Restaurants Inc.	154,364	15,551
	Pool Corp.	45,773	15,313
	Expedia Group Inc.	164,015	15,039
*	Ulta Beauty Inc.	64,786	14,511
	Fortune Brands Home & Security Inc.	165,536	14,322
	Royal Caribbean Cruises Ltd.	217,706	14,092
	Whirlpool Corp.	75,508	13,885
	PulteGroup Inc.	294,772	13,645
	Hasbro Inc.	157,160	13,000
*	Caesars Entertainment Inc.	227,336	12,744
	Omnicom Group Inc.	255,975	12,671
	Advance Auto Parts Inc.	81,917	12,574
*	Penn National Gaming Inc.	172,853	12,566
	Fox Corp. Class A	414,027	11,522
*	United Airlines Holdings Inc.	328,703	11,422
*	Zynga Inc. Class A	1,219,461	11,121
*	Bright Horizons Family Solutions Inc.	73,119	11,117
	Vail Resorts Inc.	48,627	10,405
*	Chegg Inc.	142,611	10,188
	MGM Resorts International	468,062	10,180
[1]	Carnival Corp.	662,567	10,058
	BorgWarner Inc.	249,177	9,653
	Rollins Inc.	177,736	9,632
*	Live Nation Entertainment Inc.	170,350	9,178
*	Liberty Media Corp.-Liberty Formula One Class C	246,234	8,931
*	Floor & Decor Holdings Inc. Class A	118,147	8,837
*	Five Below Inc.	67,606	8,586
	Williams-Sonoma Inc.	94,044	8,505
	L Brands Inc.	266,444	8,476
	Wynn Resorts Ltd.	117,761	8,456
*	LKQ Corp.	304,743	8,451
*	IAA Inc.	162,214	8,446
	Service Corp. International	196,141	8,273
	Dunkin' Brands Group Inc.	99,569	8,156
	News Corp. Class A	576,039	8,076
	Newell Brands Inc.	466,086	7,998
	Interpublic Group of Cos. Inc.	471,852	7,866
	Lear Corp.	71,934	7,844
	New York Times Co. Class A	180,738	7,734
*	Discovery Inc. Class C	389,075	7,626
*	Lyft Inc. Class A	274,679	7,567
[1]	American Airlines Group Inc.	612,208	7,524
*	Deckers Outdoor Corp.	33,926	7,464
	Gentex Corp.	285,102	7,341
	Aramark	275,193	7,279
*	RH	18,782	7,186
	Sirius XM Holdings Inc.	1,325,235	7,103
*	BJ's Wholesale Club Holdings Inc.	167,604	6,964
	Toll Brothers Inc.	137,976	6,714
	Leggett & Platt Inc.	162,656	6,697
	Churchill Downs Inc.	40,836	6,690

		Shares	Market Value ($000)
	Polaris Inc.	70,234	6,626
*	SiteOne Landscape Supply Inc.	53,601	6,537
	Hanesbrands Inc.	414,323	6,526
*	Mohawk Industries Inc.	66,319	6,472
	Terminix Global Holdings Inc.	158,807	6,333
	Nielsen Holdings plc	431,735	6,122
	Thor Industries Inc.	63,497	6,049
*	Planet Fitness Inc. Class A	96,967	5,975
*	Liberty Media Corp.- Liberty SiriusXM Class C	179,087	5,924
	Gap Inc.	344,176	5,861
	Lithia Motors Inc. Class A	25,584	5,832
*	Ollie's Bargain Outlet Holdings Inc.	66,184	5,781
*,1	Norwegian Cruise Line Holdings Ltd.	333,402	5,705
	Wyndham Hotels & Resorts Inc.	107,921	5,450
*	Tempur Sealy International Inc.	60,823	5,425
	Alaska Air Group Inc.	147,332	5,397
	Tapestry Inc.	341,387	5,336
*	Fox Corp. Class B	189,302	5,295
	PVH Corp.	86,048	5,132
*	AutoNation Inc.	95,246	5,041
*	Skechers USA Inc. Class A	166,187	5,022
	Wingstop Inc.	36,263	4,955
	Dolby Laboratories Inc. Class A	74,449	4,934
	Texas Roadhouse Inc. Class A	81,120	4,931
*	Mattel Inc.	421,066	4,926
*	Meritage Homes Corp.	44,079	4,866
	Wendy's Co.	217,539	4,850
*	Stamps.com Inc.	19,793	4,769
*	Chewy Inc. Class A	84,955	4,658
	Aaron's Inc.	82,167	4,655
	Harley-Davidson Inc.	186,759	4,583
	Nexstar Media Group Inc. Class A	50,753	4,564
	Carter's Inc.	52,345	4,532
*	Grand Canyon Education Inc.	56,626	4,527
	Marriott Vacations Worldwide Corp.	48,421	4,397
	Dick's Sporting Goods Inc.	75,955	4,396
*	YETI Holdings Inc.	94,612	4,288
	Foot Locker Inc.	129,467	4,276
*	Murphy USA Inc.	32,730	4,198
*	frontdoor Inc.	103,967	4,045
*,1	Discovery Inc. Class A	182,078	3,964
	Amerco	10,699	3,809
*	National Vision Holdings Inc.	98,991	3,785
	Choice Hotels International Inc.	43,853	3,770
	KB Home	97,994	3,762
*	Liberty Media Corp.- Liberty SiriusXM Class A	113,017	3,749
	H&R Block Inc.	229,222	3,734
*	Jet Blue Airways Corp.	327,637	3,712
*	Fox Factory Holding Corp.	49,576	3,685
*	Taylor Morrison Home Corp. Class A	147,421	3,625
*	Overstock.com Inc.	48,402	3,516
	Kohl's Corp.	186,858	3,462
*	Madison Square Garden Sports Corp.	22,699	3,416
	Cracker Barrel Old Country Store Inc.	29,709	3,406
	Ralph Lauren Corp. Class A	49,833	3,387
	Qurate Retail Inc. Series A	467,065	3,354
*	Crocs Inc.	78,199	3,341
*	WillScot Mobile Mini Holdings Corp. Class A	199,343	3,325

		Shares	Market Value ($000)
	TEGNA Inc.	267,052	3,138
	Wyndham Destinations Inc.	101,361	3,118
*	Capri Holdings Ltd.	173,151	3,117
	Papa John's International Inc.	37,867	3,116
*	LGI Homes Inc.	26,645	3,095
	LCI Industries	28,715	3,052
	Columbia Sportswear Co.	34,990	3,043
	MDC Holdings Inc.	64,299	3,028
	Boyd Gaming Corp.	98,467	3,022
*	Digital Turbine Inc.	91,579	2,998
*	Dorman Products Inc.	32,973	2,980
*	TRI Pointe Group Inc.	161,567	2,931
	American Eagle Outfitters Inc.	189,679	2,809
*	2U Inc.	81,796	2,770
*	Shake Shack Inc. Class A	42,755	2,757
*	Under Armour Inc. Class A	244,166	2,742
	Warner Music Group Corp. Class A	94,737	2,723
	Strategic Education Inc.	29,170	2,668
	Sabre Corp.	377,368	2,457
*	Scientific Games Corp. Class A	68,643	2,396
*	iRobot Corp.	31,150	2,364
	Wolverine World Wide Inc.	91,363	2,361
	Extended Stay America Inc.	197,133	2,356
	Brinker International Inc.	54,776	2,340
*	Visteon Corp.	33,615	2,327
	Hyatt Hotels Corp. Class A	43,517	2,323
	TripAdvisor Inc.	117,357	2,299
	KAR Auction Services Inc.	156,521	2,254
	Bed Bath & Beyond Inc.	149,665	2,242
	Goodyear Tire & Rubber Co.	291,254	2,234
*	Hilton Grand Vacations Inc.	105,563	2,215
	World Wrestling Entertainment Inc. Class A	54,619	2,210
	Dana Inc.	178,600	2,200
	Herman Miller Inc.	72,646	2,191
	Callaway Golf Co.	113,983	2,182
*	Asbury Automotive Group Inc.	22,129	2,156
*	Under Armour Inc. Class C	216,409	2,129
[1]	Macy's Inc.	372,746	2,125
	Big Lots Inc.	47,165	2,104
*	Cardlytics Inc.	29,762	2,100
	Winnebago Industries Inc.	39,843	2,059
	Six Flags Entertainment Corp.	100,680	2,044
	Graham Holdings Co. Class B	5,022	2,029
	Allegiant Travel Co. Class A	16,523	1,979
*	Cavco Industries Inc.	10,959	1,976
*	Fitbit Inc. Class A	283,524	1,973
	Cooper Tire & Rubber Co.	61,826	1,960
	Rush Enterprises Inc. Class A	37,977	1,919
	Jack in the Box Inc.	24,089	1,911
	PriceSmart Inc.	28,514	1,895
	La-Z-Boy Inc.	57,952	1,833
*	Delphi Technologies plc	108,744	1,817
	Steven Madden Ltd.	93,036	1,814
	SkyWest Inc.	59,961	1,790
	Group 1 Automotive Inc.	19,964	1,765
	Lennar Corp. Class B	26,473	1,738
*	Spirit Airlines Inc.	107,339	1,728
*	Sonos Inc.	112,966	1,715

		Shares	Market Value ($000)
*	Laureate Education Inc. Class A	129,085	1,714
*	Knowles Corp.	114,258	1,702
	Penske Automotive Group Inc.	35,626	1,698
*	Skyline Champion Corp.	63,368	1,696
*	Central Garden & Pet Co. Class A	46,544	1,682
	Rent-A-Center Inc.	56,066	1,676
	HNI Corp.	53,098	1,666
*	Gentherm Inc.	40,381	1,652
*	Avis Budget Group Inc.	62,701	1,650
*,1	Stitch Fix Inc. Class A	60,499	1,641
[1]	Nordstrom Inc.	136,243	1,624
	Monro Inc.	39,847	1,617
	John Wiley & Sons Inc. Class A	50,446	1,600
*	Madison Square Garden Entertainment Corp.	23,366	1,600
*	M/I Homes Inc.	34,371	1,583
*	Sleep Number Corp.	32,011	1,566
*	Urban Outfitters Inc.	75,038	1,562
*	Kontoor Brands Inc.	64,111	1,552
*	Century Communities Inc.	35,864	1,518
	Bloomin' Brands Inc.	95,709	1,461
	Cheesecake Factory Inc.	50,982	1,414
	Red Rock Resorts Inc. Class A	82,277	1,407
*	Gray Television Inc.	99,572	1,371
*	Vista Outdoor Inc.	67,944	1,371
*	Adtalem Global Education Inc.	55,574	1,364
	Acushnet Holdings Corp.	40,384	1,357
*	Glu Mobile Inc.	175,012	1,343
*	Lions Gate Entertainment Corp. Class B	151,249	1,319
*	Malibu Boats Inc. Class A	26,388	1,308
*	SeaWorld Entertainment Inc.	65,523	1,292
*	K12 Inc.	48,489	1,277
	Sturm Ruger & Co. Inc.	20,385	1,247
	ODP Corp.	64,001	1,245
	Cinemark Holdings Inc.	123,306	1,233
*	Sally Beauty Holdings Inc.	140,036	1,217
*	Purple Innovation Inc. Class A	48,321	1,201
	Camping World Holdings Inc. Class A	39,337	1,170
	Signet Jewelers Ltd.	60,662	1,134
	Tupperware Brands Corp.	55,763	1,124
*	WW International Inc.	59,364	1,120
	Abercrombie & Fitch Co. Class A	79,379	1,106
	Sonic Automotive Inc. Class A	27,376	1,099
	Standard Motor Products Inc.	23,475	1,048
	Dine Brands Global Inc.	18,984	1,036
*	Perdoceo Education Corp.	82,996	1,016
	Smith & Wesson Brands Inc.	65,139	1,011
*	Liberty Media Corp.- Liberty Braves Class C	48,092	1,010
	Steelcase Inc. Class A	99,496	1,006
*	At Home Group Inc.	66,868	994
*	ANGI Homeservices Inc. Class A	89,034	988
*	Boot Barn Holdings Inc.	34,620	974
*,1	AMC Networks Inc. Class A	38,955	963
	Coty Inc. Class A	348,816	942
*	QuinStreet Inc.	58,527	927
	Matthews International Corp. Class A	38,573	863
*	Michaels Cos. Inc.	89,096	860
*	Everi Holdings Inc.	104,124	859
*	Eastman Kodak Co.	96,629	852

		Shares	Market Value ($000)
*	Hibbett Sports Inc.	21,505	843
*	RealReal Inc.	57,636	834
*	elf Beauty Inc.	45,037	827
	Oxford Industries Inc.	20,283	819
	Sinclair Broadcast Group Inc. Class A	42,357	815
*	Selectquote Inc.	40,175	814
	Inter Parfums Inc.	21,636	808
	Dave & Buster's Entertainment Inc.	52,376	794
*	Rosetta Stone Inc.	26,072	782
	Buckle Inc.	37,963	774
	Levi Strauss & Co. Class A	56,268	754
*	American Axle & Manufacturing Holdings Inc.	129,311	746
	EW Scripps Co. Class A	65,229	746
*	Zumiez Inc.	26,083	726
	Knoll Inc.	59,572	718
*	Sportsman's Warehouse Holdings Inc.	49,860	714
*	1-800-Flowers.com Inc. Class A	28,558	712
	BJ's Restaurants Inc.	24,021	707
*	Denny's Corp.	70,748	707
*	G-III Apparel Group Ltd.	53,626	703
*	Lumber Liquidators Holdings Inc.	31,796	701
*	Accel Entertainment Inc.	63,054	675
*	GoPro Inc. Class A	144,912	656
*	Monarch Casino & Resort Inc.	14,713	656
*	America's Car-Mart Inc.	7,695	653
*	Cars.com Inc.	80,753	652
*	Quotient Technology Inc.	88,039	650
	Meredith Corp.	49,455	649
	Franchise Group Inc.	25,561	648
*	Universal Electronics Inc.	16,058	606
*	Central Garden & Pet Co.	15,049	601
	Guess? Inc.	51,534	599
*	MarineMax Inc.	23,272	597
	Hawaiian Holdings Inc.	46,243	596
*	Stoneridge Inc.	31,670	582
*,1	GameStop Corp. Class A	56,816	580
*	Lions Gate Entertainment Corp. Class A	59,800	567
*	Nautilus Inc.	32,697	561
	Viad Corp.	26,525	553
	Children's Place Inc.	19,324	548
	Winmark Corp.	3,163	545
*	iHeartMedia Inc. Class A	66,791	542
*	Beazer Homes USA Inc.	40,781	538
	National Presto Industries Inc.	6,488	531
	Scholastic Corp.	25,168	528
*	Liberty Media Corp.- Liberty Formula One Class A	15,297	513
	Johnson Outdoors Inc. Class A	6,252	512
	Carriage Services Inc. Class A	22,283	497
	Collectors Universe Inc.	9,794	485
*	American Public Education Inc.	17,039	480
	Kimball International Inc. Class B	45,086	475
	Caleres Inc.	49,446	473
*	Tenneco Inc. Class A	67,061	465
	Haverty Furniture Cos. Inc.	21,912	459
	Twin River Worldwide Holdings Inc.	17,335	455
*	CarParts.com Inc.	42,011	454
	Interface Inc. Class A	74,073	453
*	Clear Channel Outdoor Holdings Inc.	448,453	448

		Shares	Market Value ($000)
*	MSG Networks Inc. Class A	46,389	444
	Designer Brands Inc. Class A	80,313	436
	News Corp. Class B	30,796	431
*	Green Brick Partners Inc.	26,578	428
	Ethan Allen Interiors Inc.	31,444	426
	Systemax Inc.	17,608	422
*	Revolve Group Inc.	24,866	409
*	Genesco Inc.	18,944	408
*	Chuy's Holdings Inc.	20,759	406
*	XPEL Inc.	15,431	402
	Ruth's Hospitality Group Inc.	36,017	398
*	MasterCraft Boat Holdings Inc.	22,563	395
	Hooker Furniture Corp.	15,264	394
	Citi Trends Inc.	15,639	391
	Shoe Carnival Inc.	11,621	390
	Clarus Corp.	27,523	389
*	Motorcar Parts of America Inc.	24,983	389
*	El Pollo Loco Holdings Inc.	21,678	351
*	Casper Sleep Inc.	48,000	345
*	Golden Entertainment Inc.	24,266	336
*	Del Taco Restaurants Inc.	40,866	335
*	Fossil Group Inc.	58,151	334
*	Lindblad Expeditions Holdings Inc.	37,716	321
[1]	AMC Entertainment Holdings Inc. Class A	68,114	321
*	Aspen Group Inc.	28,120	314
*	TravelCenters of America Inc.	16,068	314
*	Noodles & Co. Class A	45,019	309
*	Party City Holdco Inc.	118,058	307
	Superior Group of Cos. Inc.	13,164	306
[1]	Dillard's Inc. Class A	8,324	304
*,1	Akoustis Technologies Inc.	36,977	302
*	Lovesac Co.	10,720	297
*	Carrols Restaurant Group Inc.	45,917	296
*	Liquidity Services Inc.	38,017	284
*	Fiesta Restaurant Group Inc.	28,153	264
*	Cooper-Standard Holdings Inc.	19,908	263
*	Daily Journal Corp.	1,074	260
*,1	Blink Charging Co.	23,036	238
[1]	Flexsteel Industries Inc.	9,749	234
	RCI Hospitality Holdings Inc.	11,477	234
[1]	Big 5 Sporting Goods Corp.	31,098	233
	Rocky Brands Inc.	9,372	233
	Entercom Communications Corp. Class A	140,157	226
*	Houghton Mifflin Harcourt Co.	130,412	226
	National CineMedia Inc.	82,863	225
*	Red Robin Gourmet Burgers Inc.	16,848	222
	Escalade Inc.	12,067	221
*	VOXX International Corp. Class A	28,587	220
	Nathan's Famous Inc.	4,297	220
	Marcus Corp.	28,161	218
	Cato Corp. Class A	27,138	212
*	American Outdoor Brands Inc.	16,284	212
	Hamilton Beach Brands Holding Co. Class A	10,712	208
	Movado Group Inc.	20,973	208
	Bluegreen Vacations Holding	15,265	204
*	Regis Corp.	33,063	203
	Gannett Co. Inc.	153,722	200
*	Duluth Holdings Inc. Class B	16,259	199

		Shares	Market Value ($000)
*	Vera Bradley Inc.	32,558	199
*	OneWater Marine Inc. Class A	9,438	193
	Bassett Furniture Industries Inc.	13,657	187
	Tribune Publishing Co.	15,856	185
*	Century Casinos Inc.	33,152	182
*	Lakeland Industries Inc.	9,174	182
*	Turtle Beach Corp.	9,938	181
*	Universal Technical Institute Inc.	35,652	181
*	Boston Omaha Corp. Class A	11,274	180
*	Lands' End Inc.	13,310	173
	Marine Products Corp.	10,544	165
*	Gaia Inc. Class A	16,289	160
*	Liberty TripAdvisor Holdings Inc. Class A	90,991	157
	Tilly's Inc. Class A	26,075	157
	A-Mark Precious Metals Inc.	4,552	154
	Chico's FAS Inc.	153,161	149
	Lifetime Brands Inc.	15,628	148
	Saga Communications Inc. Class A	7,419	147
	Wayside Technology Group Inc.	5,976	138
*,1	Hertz Global Holdings Inc.	123,848	137
	Entravision Communications Corp. Class A	88,548	135
	Educational Development Corp.	8,052	135
*	Funko Inc. Class A	22,653	131
*	Zovio Inc. Class A	32,556	130
*	Chicken Soup For The Soul Entertainment Inc.	8,803	127
	Acme United Corp.	5,355	123
*	MDC Partners Inc. Class A	75,511	122
*	Fluent Inc.	48,810	121
*	PlayAGS Inc.	33,944	120
	Weyco Group Inc.	7,434	120
*	Delta Apparel Inc.	8,147	116
*	Vuzix Corp.	25,164	115
*	Marchex Inc. Class B	52,492	111
*	Barnes & Noble Education Inc.	42,279	109
*	J Alexander's Holdings Inc.	20,016	104
*	Potbelly Corp.	27,369	104
*	Conn's Inc.	9,713	103
*	Luby's Inc.	35,510	102
*	Container Store Group Inc.	16,077	100
*	Arcimoto Inc.	15,268	100
*	Lazydays Holdings Inc.	7,816	99
*	Cumulus Media Inc. Class A	18,126	97
*	Legacy Housing Corp.	7,084	97
*	Hovnanian Enterprises Inc. Class A	2,915	95
*	Mesa Air Group Inc.	32,157	95
*	New Home Co. Inc.	17,246	94
*,1	Kirkland's Inc.	11,136	91
	Strattec Security Corp.	4,533	90
*	Reading International Inc. Class A	25,341	82
*	Biglari Holdings Inc. Class A	169	82
*,1	Drive Shack Inc.	72,521	81
*	Kura Sushi USA Inc. Class A	6,173	81
*	Biglari Holdings Inc. Class B	818	73
*	Lincoln Educational Services Corp.	13,090	72
	Emerald Holding Inc.	33,529	68
*	Full House Resorts Inc.	31,564	61
*	Leaf Group Ltd.	11,840	59
*	Build-A-Bear Workshop Inc.	23,091	58

		Shares	Market Value ($000)
*	Express Inc.	92,829	57
*	HyreCar Inc.	18,083	57
*	Red Lion Hotels Corp.	23,792	51
*	LiveXLive Media Inc.	18,534	48
*,1	SRAX Inc. Class A	13,612	40
*	BBQ Holdings Inc.	11,721	39
*	Superior Industries International Inc.	30,144	38
	A H Belo Corp. Class A	27,149	38
*	Lee Enterprises Inc.	41,900	35
	Ark Restaurants Corp.	3,264	35
*	Unique Fabricating Inc.	9,987	34
*	Vince Holding Corp.	6,249	34
*	Corsair Gaming Inc.	1,603	32
	Kewaunee Scientific Corp.	2,881	26
*	Zedge Inc. Class B	14,083	21
*	Good Times Restaurants Inc.	12,665	18
	CompX International Inc.	1,065	16
	Canterbury Park Holding Corp.	500	6
			6,537,807
Consumer Staples (5.5%)
	Procter & Gamble Co.	2,985,196	414,912
	PepsiCo Inc.	1,663,191	230,518
	Coca-Cola Co.	4,641,035	229,128
	Philip Morris International Inc.	1,867,934	140,076
	Mondelez International Inc. Class A	1,712,174	98,364
	CVS Health Corp.	1,569,395	91,653
	Altria Group Inc.	2,226,636	86,037
	Colgate-Palmolive Co.	1,029,280	79,409
	Kimberly-Clark Corp.	409,296	60,437
	General Mills Inc.	730,452	45,054
	Constellation Brands Inc. Class A	191,372	36,267
	Sysco Corp.	578,445	35,991
*	Monster Beverage Corp.	443,042	35,532
	Walgreens Boots Alliance Inc.	885,410	31,804
	Clorox Co.	151,003	31,736
	Archer-Daniels-Midland Co.	663,722	30,856
	Kroger Co.	889,542	30,164
	McCormick & Co. Inc.	148,965	28,914
	McKesson Corp.	194,018	28,895
	Brown-Forman Corp. Class B	372,303	28,042
	Church & Dwight Co. Inc.	296,837	27,817
	Corteva Inc.	900,343	25,939
	Hershey Co.	176,933	25,362
	Kraft Heinz Co.	806,952	24,168
	Tyson Foods Inc. Class A	353,406	21,021
	Kellogg Co.	309,614	19,998
	Conagra Brands Inc.	557,013	19,891
	AmerisourceBergen Corp. Class A	169,391	16,417
	Hormel Foods Corp.	321,820	15,734
	J M Smucker Co.	130,517	15,077
	Keurig Dr Pepper Inc.	509,392	14,059
	Lamb Weston Holdings Inc.	175,668	11,642
	Campbell Soup Co.	236,022	11,416
*	Boston Beer Co. Inc. Class A	10,616	9,378
*	Beyond Meat Inc.	56,166	9,327
	Casey's General Stores Inc.	44,579	7,920
	Bunge Ltd.	161,823	7,395
	Molson Coors Beverage Co. Class B	212,126	7,119

		Shares	Market Value ($000)
*	Darling Ingredients Inc.	195,883	7,058
*	Post Holdings Inc.	73,813	6,348
*	Herbalife Nutrition Ltd.	132,202	6,167
*	Helen of Troy Ltd.	31,307	6,059
	Ingredion Inc.	76,096	5,759
*	Performance Food Group Co.	159,992	5,539
*	US Foods Holding Corp.	236,486	5,255
	Flowers Foods Inc.	214,669	5,223
*	Freshpet Inc.	46,332	5,173
	Lancaster Colony Corp.	22,839	4,084
*	Grocery Outlet Holding Corp.	100,164	3,938
*	Hain Celestial Group Inc.	98,227	3,369
	WD-40 Co.	16,744	3,170
*	Sprouts Farmers Market Inc.	144,850	3,032
	Nu Skin Enterprises Inc. Class A	60,000	3,005
	Energizer Holdings Inc.	75,244	2,945
	Sanderson Farms Inc.	24,410	2,880
	Spectrum Brands Holdings Inc.	49,777	2,845
*	TreeHouse Foods Inc.	68,341	2,770
	Primo Water Corp.	181,280	2,574
*	Simply Good Foods Co.	104,083	2,295
[1]	B&G Foods Inc.	78,512	2,180
	Medifast Inc.	13,111	2,156
	J & J Snack Foods Corp.	15,292	1,994
	Reynolds Consumer Products Inc.	62,809	1,923
*	Edgewell Personal Care Co.	65,346	1,822
*	Hostess Brands Inc. Class A	144,932	1,787
*	Cal-Maine Foods Inc.	42,338	1,625
	Core-Mark Holding Co. Inc.	53,970	1,561
	Vector Group Ltd.	146,994	1,424
	Coca-Cola Consolidated Inc.	5,639	1,357
	Calavo Growers Inc.	19,477	1,291
	Universal Corp.	29,491	1,235
*	USANA Health Sciences Inc.	14,918	1,099
*	BellRing Brands Inc. Class A	51,743	1,073
	Utz Brands Inc.	59,470	1,065
*,1	National Beverage Corp.	14,473	984
*	United Natural Foods Inc.	64,002	952
	Weis Markets Inc.	18,881	906
*	Pilgrim's Pride Corp.	58,969	883
	Fresh Del Monte Produce Inc.	35,288	809
	Andersons Inc.	38,484	738
	John B Sanfilippo & Son Inc.	9,753	735
	Seaboard Corp.	256	726
*	Celsius Holdings Inc.	31,621	718
	PetMed Express Inc.	22,262	704
	Ingles Markets Inc. Class A	18,065	687
	SpartanNash Co.	41,912	685
	MGP Ingredients Inc.	17,019	676
*	GrowGeneration Corp.	42,155	674
	ACCO Brands Corp.	115,627	671
[1]	Tootsie Roll Industries Inc.	20,788	642
*,1	Rite Aid Corp.	66,488	631
*	Chefs' Warehouse Inc.	39,215	570
*	Vital Farms Inc.	11,843	480
*	Whole Earth Brands Inc.	57,499	480
[1]	Turning Point Brands Inc.	15,495	432
*	Landec Corp.	30,197	294

		Shares	Market Value ($000)
	Limoneira Co.	19,434	278
	Village Super Market Inc. Class A	10,801	266
	Oil-Dri Corp. of America	6,706	240
*	Craft Brew Alliance Inc.	14,279	236
*,1	HF Foods Group Inc.	35,714	236
*	Seneca Foods Corp. Class A	6,356	227
*	Lifevantage Corp.	13,782	166
*	AquaBounty Technologies Inc.	33,825	152
	Natural Grocers by Vitamin Cottage Inc.	11,815	117
*	Nature's Sunshine Products Inc.	8,635	100
*	22nd Century Group Inc.	148,514	95
	Alico Inc.	3,033	87
*	Blue Apron Holdings Inc. Class A	12,034	86
*	Natural Alternatives International Inc.	10,100	76
*	S&W Seed Co.	24,763	61
*	Farmer Bros Co.	9,318	41
*	Lifeway Foods Inc.	7,962	40
*	Bridgford Foods Corp.	1,495	27
*	Laird Superfood Inc.	594	27
*	NewAge Inc.	14,879	26
*	Veru Inc.	7,000	18
*	RiceBran Technologies	33,157	14
			2,214,242
Energy (2.0%)
	Exxon Mobil Corp.	5,066,634	173,938
	Chevron Corp.	2,238,470	161,170
	ConocoPhillips	1,279,685	42,025
	Williams Cos. Inc.	1,458,792	28,665
	Kinder Morgan Inc.	2,313,192	28,522
	Phillips 66	522,613	27,092
	Schlumberger NV	1,671,287	26,005
	EOG Resources Inc.	700,726	25,184
	Marathon Petroleum Corp.	783,471	22,987
	Valero Energy Corp.	490,719	21,258
	Pioneer Natural Resources Co.	196,794	16,922
	ONEOK Inc.	531,638	13,812
	Hess Corp.	334,934	13,709
*	Cheniere Energy Inc.	270,470	12,515
	Halliburton Co.	947,676	11,419
	Occidental Petroleum Corp.	1,127,959	11,291
*	Enphase Energy Inc.	135,777	11,214
	Concho Resources Inc.	235,185	10,376
	Baker Hughes Co. Class A	738,131	9,810
	Cabot Oil & Gas Corp.	479,224	8,319
*	First Solar Inc.	101,728	6,734
*	Plug Power Inc.	478,409	6,415
	Diamondback Energy Inc.	192,810	5,807
	Noble Energy Inc.	583,269	4,987
	Devon Energy Corp.	465,736	4,406
	Apache Corp.	452,899	4,289
	National Oilwell Varco Inc.	471,754	4,274
	Equitrans Midstream Corp.	490,959	4,154
	EQT Corp.	309,913	4,007
	Marathon Oil Corp.	953,254	3,899
	Targa Resources Corp.	268,166	3,762
	New Fortress Energy Inc.	82,278	3,621
	HollyFrontier Corp.	174,479	3,439
	Parsley Energy Inc. Class A	365,949	3,425

		Shares	Market Value ($000)
	Cimarex Energy Co.	128,264	3,121
	Arcosa Inc.	59,646	2,630
	Ovintiv Inc.	301,248	2,458
*	Renewable Energy Group Inc.	44,204	2,361
*	WPX Energy Inc.	464,155	2,274
	Antero Midstream Corp.	374,848	2,013
*	ChampionX Corp.	234,190	1,871
*	CNX Resources Corp.	195,083	1,842
	Helmerich & Payne Inc.	124,541	1,825
	Range Resources Corp.	275,470	1,824
*	Southwestern Energy Co.	720,661	1,694
	Murphy Oil Corp.	177,130	1,580
	World Fuel Services Corp.	71,899	1,524
*	PDC Energy Inc.	119,739	1,484
*,1	SunPower Corp.	93,577	1,171
*	Matador Resources Co.	140,402	1,160
	Cactus Inc. Class A	58,993	1,132
*	TPI Composites Inc.	37,432	1,084
	Warrior Met Coal Inc.	63,340	1,082
*	Dril-Quip Inc.	41,728	1,033
	Delek US Holdings Inc.	91,973	1,024
	Archrock Inc.	189,938	1,022
	Core Laboratories NV	55,936	854
*	Antero Resources Corp.	293,249	806
	Arch Resources Inc.	18,320	778
*	Ameresco Inc. Class A	23,094	771
*	Magnolia Oil & Gas Corp. Class A	148,405	767
	Continental Resources Inc.	56,340	692
*,1	FuelCell Energy Inc.	322,475	690
	Patterson-UTI Energy Inc.	229,753	655
	PBF Energy Inc. Class A	114,409	651
*	Green Plains Inc.	41,918	649
*	NOW Inc.	140,076	636
	DMC Global Inc.	18,444	608
*,1,2	Transocean Ltd.	722,531	583
	Liberty Oilfield Services Inc. Class A	68,377	546
	CVR Energy Inc.	38,950	482
*	REX American Resources Corp.	7,067	464
*	Clean Energy Fuels Corp.	173,089	429
*	Helix Energy Solutions Group Inc.	177,221	427
*	ProPetro Holding Corp.	103,844	422
*	Bonanza Creek Energy Inc.	22,415	421
*	MRC Global Inc.	97,870	419
*	Oceaneering International Inc.	119,031	419
*	Pacific Ethanol Inc.	56,982	417
	Brigham Minerals Inc. Class A	44,045	393
*	NexTier Oilfield Solutions Inc.	201,691	373
	SunCoke Energy Inc.	107,122	366
*	American Superconductor Corp.	24,464	354
*	Par Pacific Holdings Inc.	47,445	321
*	Tidewater Inc.	44,636	299
	QEP Resources Inc.	308,330	278
*	Select Energy Services Inc. Class A	70,975	273
	Solaris Oilfield Infrastructure Inc. Class A	40,310	256
*	Matrix Service Co.	30,505	255
	Berry Corp.	78,999	250
*,1	Callon Petroleum Co.	49,387	238
	SM Energy Co.	146,436	233

		Shares	Market Value ($000)
	Nabors Industries Ltd.	8,430	206
*,1	Northern Oil and Gas Inc.	34,858	200
*	W&T Offshore Inc.	110,476	199
*	RPC Inc.	72,804	192
	Peabody Energy Corp.	82,742	190
*	Penn Virginia Corp.	18,889	186
*	Contura Energy Inc.	23,876	175
*	Flotek Industries Inc.	64,587	175
*	Oil States International Inc.	63,730	174
*	Exterran Corp.	40,132	167
*	Centennial Resource Development Inc. Class A	262,117	158
*	Talos Energy Inc.	24,562	158
*	Trecora Resources	25,502	157
*	Natural Gas Services Group Inc.	14,793	125
*	Contango Oil & Gas Co.	90,818	122
*	Gevo Inc.	116,164	116
*	Goodrich Petroleum Corp.	14,690	113
	Falcon Minerals Corp.	45,982	112
*	Newpark Resources Inc.	106,384	112
*	CONSOL Energy Inc.	24,489	108
*,1	Oasis Petroleum Inc.	384,296	108
*	Montage Resources Corp.	24,319	107
*	Laredo Petroleum Inc.	10,710	105
	NACCO Industries Inc. Class A	5,414	99
*	Geospace Technologies Corp.	15,385	95
*	Gulfport Energy Corp.	176,959	93
*	TETRA Technologies Inc.	160,278	82
*	NextDecade Corp.	27,251	81
*,1	Tellurian Inc.	101,011	80
	Evolution Petroleum Corp.	34,236	77
*	Earthstone Energy Inc. Class A	23,011	60
*,1	Forum Energy Technologies Inc.	109,759	60
*	VAALCO Energy Inc.	58,039	58
*	Dawson Geophysical Co.	29,862	53
*	SEACOR Marine Holdings Inc.	25,812	52
*,1	Ring Energy Inc.	74,978	51
*	Gulf Island Fabrication Inc.	14,914	47
*	American Resources Corp. Class A	31,283	47
*	Ramaco Resources Inc.	12,183	43
	Adams Resources & Energy Inc.	2,078	41
*	Altus Midstream Co.	3,275	36
*	MIND Technology Inc.	15,887	33
*	Profire Energy Inc.	39,969	30
	Panhandle Oil and Gas Inc. Class A	18,872	27
*	Ranger Energy Services Inc.	10,210	27
*	PrimeEnergy Resources Corp.	399	26
*	Mammoth Energy Services Inc.	15,291	24
	Hallador Energy Co.	16,045	10
*,2	Alta Mesa Resources Inc. Class A	103,408	—
*	Whiting Petroleum Corp.	1	—
			798,933
Financials (9.7%)
*	Berkshire Hathaway Inc. Class B	2,249,414	478,990
	JPMorgan Chase & Co.	3,655,504	351,915
	Bank of America Corp.	9,339,353	224,985
	Wells Fargo & Co.	4,686,493	110,179
	Citigroup Inc.	2,493,003	107,473
	S&P Global Inc.	289,112	104,254

		Shares	Market Value ($000)
	BlackRock Inc.	173,750	97,917
	Goldman Sachs Group Inc.	412,043	82,808
	CME Group Inc.	430,480	72,024
	Marsh & McLennan Cos. Inc.	607,555	69,687
	Morgan Stanley	1,416,313	68,479
	Progressive Corp.	703,765	66,625
	Intercontinental Exchange Inc.	651,997	65,232
	Truist Financial Corp.	1,607,439	61,163
	US Bancorp	1,613,420	57,841
	Aon plc Class A	278,101	57,372
	PNC Financial Services Group Inc.	505,608	55,571
	Moody's Corp.	191,419	55,483
	Chubb Ltd.	459,120	53,313
	Charles Schwab Corp.	1,394,249	50,514
	Blackstone Group Inc. Class A	805,644	42,055
	Allstate Corp.	372,979	35,112
	MSCI Inc. Class A	95,776	34,171
	IHS Markit Ltd.	427,910	33,595
	T Rowe Price Group Inc.	257,887	33,066
	Bank of New York Mellon Corp.	959,846	32,961
	Travelers Cos Inc.	304,326	32,925
	Willis Towers Watson plc	155,424	32,456
	MetLife Inc.	819,470	30,460
	Prudential Financial Inc.	467,586	29,701
	Aflac Inc.	803,761	29,217
	American International Group Inc.	1,026,114	28,249
	Arthur J Gallagher & Co.	229,278	24,207
	State Street Corp.	398,894	23,666
	First Republic Bank	205,753	22,439
	Ameriprise Financial Inc.	143,569	22,125
	KKR & Co. Inc.	632,979	21,736
	Discover Financial Services	368,933	21,317
	MarketAxess Holdings Inc.	43,337	20,871
	Northern Trust Corp.	238,158	18,569
	Fifth Third Bancorp	855,048	18,230
	Broadridge Financial Solutions Inc.	137,942	18,208
	Nasdaq Inc.	139,329	17,097
	Hartford Financial Services Group Inc.	432,992	15,960
*	Markel Corp.	15,761	15,346
	FactSet Research Systems Inc.	45,464	15,225
*	SVB Financial Group	61,945	14,905
	Cincinnati Financial Corp.	184,825	14,411
	Key Corp.	1,179,147	14,067
*	Arch Capital Group Ltd.	465,546	13,617
	M&T Bank Corp.	147,496	13,583
	E*TRADE Financial Corp.	267,439	13,385
	Principal Financial Group Inc.	331,777	13,361
	Brown & Brown Inc.	292,597	13,246
	Citizens Financial Group Inc.	512,595	12,958
	TD Ameritrade Holding Corp.	327,353	12,816
	Regions Financial Corp.	1,111,024	12,810
*	Berkshire Hathaway Inc. Class A	38	12,160
	Annaly Capital Management Inc.	1,694,602	12,066
	Cboe Global Markets Inc.	132,095	11,590
	Huntington Bancshares Inc.	1,225,719	11,240
	Apollo Global Management Inc. Class A	250,413	11,206
	Ally Financial Inc.	444,197	11,136
	Raymond James Financial Inc.	149,259	10,860

		Shares	Market Value ($000)
	RenaissanceRe Holdings Ltd.	60,671	10,298
	Fidelity National Financial Inc.	327,428	10,252
	Loews Corp.	289,862	10,073
	W R Berkley Corp.	158,053	9,665
	Everest Re Group Ltd.	48,217	9,525
	AGNC Investment Corp.	675,852	9,401
	Globe Life Inc.	114,544	9,152
	Assurant Inc.	72,463	8,790
	Equitable Holdings Inc.	477,328	8,706
	Alleghany Corp.	16,512	8,594
	SEI Investments Co.	154,884	7,856
	Reinsurance Group of America Inc.	81,461	7,754
*	Athene Holding Ltd. Class A	222,253	7,574
	LPL Financial Holdings Inc.	95,284	7,305
	Commerce Bancshares Inc.	122,262	6,882
	Voya Financial Inc.	143,547	6,880
	Franklin Resources Inc.	327,635	6,667
	Lincoln National Corp.	211,643	6,631
	First American Financial Corp.	128,217	6,528
	Erie Indemnity Co. Class A	30,415	6,396
	Comerica Inc.	167,099	6,392
	First Horizon National Corp.	673,872	6,355
	Invesco Ltd.	553,747	6,318
	American Financial Group Inc.	86,986	5,826
	Zions Bancorp NA	198,841	5,810
	East West Bancorp Inc.	172,288	5,641
	Prosperity Bancshares Inc.	107,374	5,565
	Ares Management Corp. Class A	134,475	5,435
	Tradeweb Markets Inc. Class A	93,125	5,401
	Carlyle Group Inc.	214,851	5,300
	People's United Financial Inc.	511,679	5,275
	Primerica Inc.	46,257	5,234
	Eaton Vance Corp.	134,283	5,123
	Kemper Corp.	75,523	5,047
	Old Republic International Corp.	341,624	5,036
	Starwood Property Trust Inc.	325,227	4,908
	Kinsale Capital Group Inc.	25,783	4,903
	Signature Bank	58,890	4,887
	Essent Group Ltd.	127,105	4,704
	First Financial Bankshares Inc.	166,226	4,639
	Cullen/Frost Bankers Inc.	69,294	4,431
	New York Community Bancorp Inc.	532,196	4,401
	RLI Corp.	52,115	4,364
	TCF Financial Corp.	184,176	4,302
	Jefferies Financial Group Inc.	234,117	4,214
	Interactive Brokers Group Inc. Class A	87,170	4,213
	Morningstar Inc.	25,656	4,121
	South State Corp.	85,136	4,099
*,1	Credit Acceptance Corp.	11,939	4,043
	Stifel Financial Corp.	79,395	4,014
	Lazard Ltd. Class A	120,983	3,998
	Axis Capital Holdings Ltd.	89,738	3,952
	Janus Henderson Group plc	181,854	3,950
*	Cannae Holdings Inc.	105,072	3,915
	Hanover Insurance Group Inc.	41,535	3,870
	New Residential Investment Corp.	477,038	3,792
	Selective Insurance Group Inc.	73,249	3,772
	Glacier Bancorp Inc.	117,449	3,764

		Shares	Market Value ($000)
	Blackstone Mortgage Trust Inc. Class A	169,912	3,733
	Unum Group	221,483	3,728
	Popular Inc.	102,658	3,723
	Affiliated Managers Group Inc.	54,114	3,700
	SLM Corp.	456,838	3,696
	Synovus Financial Corp.	172,845	3,659
	MGIC Investment Corp.	405,055	3,589
	Houlihan Lokey Inc. Class A	59,410	3,508
	Western Alliance Bancorp	108,237	3,422
	Community Bank System Inc.	61,672	3,359
	United Bankshares Inc.	154,143	3,309
	Radian Group Inc.	222,945	3,257
	Pinnacle Financial Partners Inc.	88,635	3,155
	Bank OZK	146,876	3,131
	Umpqua Holdings Corp.	288,891	3,068
	Webster Financial Corp.	111,951	2,957
*	LendingTree Inc.	9,626	2,954
	PennyMac Financial Services Inc.	50,699	2,947
*	Brighthouse Financial Inc.	108,535	2,921
	Wintrust Financial Corp.	71,175	2,851
*	Trupanion Inc.	35,897	2,832
	OneMain Holdings Inc.	90,085	2,815
	FirstCash Inc.	48,742	2,789
	White Mountains Insurance Group Ltd.	3,560	2,773
	Valley National Bancorp	403,063	2,761
	Evercore Inc. Class A	41,854	2,740
	UMB Financial Corp.	55,673	2,729
	Virtu Financial Inc. Class A	118,481	2,726
	CNO Financial Group Inc.	169,349	2,716
	Home BancShares Inc.	174,397	2,644
	National General Holdings Corp.	78,261	2,641
*	Palomar Holdings Inc.	25,126	2,619
	Artisan Partners Asset Management Inc. Class A	66,385	2,588
	Old National Bancorp	205,503	2,581
	FNB Corp.	379,763	2,575
	Sterling Bancorp	243,315	2,560
*	Open Lending Corp. Class A	100,206	2,555
	Bank of Hawaii Corp.	49,552	2,503
	Federated Hermes Inc.	115,739	2,490
	CVB Financial Corp.	147,328	2,450
	American Equity Investment Life Holding Co.	111,034	2,442
	Moelis & Co. Class A	69,023	2,425
*,1	Rocket Cos. Inc. Class A	121,107	2,414
	Associated Banc-Corp.	190,932	2,410
*	Genworth Financial Inc. Class A	717,939	2,405
*	eHealth Inc.	29,948	2,366
	BancorpSouth Bank	121,969	2,364
	First Hawaiian Inc.	160,411	2,321
*	Enstar Group Ltd.	14,344	2,317
*	PRA Group Inc.	57,452	2,295
	Chimera Investment Corp.	271,703	2,228
	Hamilton Lane Inc. Class A	34,436	2,224
	PacWest Bancorp	129,895	2,219
	BankUnited Inc.	100,439	2,201
	Assured Guaranty Ltd.	98,816	2,123
	Pacific Premier Bancorp Inc.	104,935	2,113
	Atlantic Union Bankshares Corp.	97,297	2,079
	CIT Group Inc.	116,754	2,068

		Shares	Market Value ($000)
	Cathay General Bancorp	95,402	2,068
	Hancock Whitney Corp.	109,081	2,052
	PennyMac Mortgage Investment Trust	125,603	2,018
	Investors Bancorp Inc.	277,758	2,017
	Independent Bank Corp.	38,131	1,997
*	Mr Cooper Group Inc.	88,492	1,975
*	Texas Capital Bancshares Inc.	62,865	1,957
	Columbia Banking System Inc.	81,799	1,951
	ServisFirst Bancshares Inc.	57,179	1,946
	Navient Corp.	230,227	1,945
	Ameris Bancorp	84,718	1,930
	Walker & Dunlop Inc.	36,204	1,919
	Independent Bank Group Inc.	42,030	1,857
*	NMI Holdings Inc. Class A	102,179	1,819
	Simmons First National Corp. Class A	114,507	1,816
	Washington Federal Inc.	87,055	1,816
	Two Harbors Investment Corp.	347,041	1,766
	Hilltop Holdings Inc.	85,222	1,754
	BOK Financial Corp.	34,039	1,753
	First Interstate BancSystem Inc. Class A	54,518	1,736
	Horace Mann Educators Corp.	51,979	1,736
	Westamerica BanCorp.	31,722	1,724
	Fulton Financial Corp.	183,985	1,717
	United Community Banks Inc.	101,138	1,712
	WSFS Financial Corp.	63,319	1,708
	Cohen & Steers Inc.	29,796	1,661
	International Bancshares Corp.	62,072	1,618
	First Merchants Corp.	68,906	1,596
	WesBanco Inc.	73,775	1,576
	Trustmark Corp.	73,472	1,573
	Capitol Federal Financial Inc.	169,376	1,569
	Piper Sandler Cos.	21,477	1,568
	Broadmark Realty Capital Inc.	157,383	1,552
	Renasant Corp.	68,076	1,547
	First Midwest Bancorp Inc.	137,137	1,478
*	Axos Financial Inc.	62,978	1,468
	MFA Financial Inc.	547,107	1,466
	PJT Partners Inc. Class A	23,938	1,451
	Flagstar Bancorp Inc.	48,786	1,446
	NBT Bancorp Inc.	53,568	1,437
	James River Group Holdings Ltd.	32,214	1,434
	Mercury General Corp.	34,615	1,432
	AMERISAFE Inc.	24,860	1,426
	Goosehead Insurance Inc. Class A	16,432	1,423
	Argo Group International Holdings Ltd.	41,328	1,423
	Arbor Realty Trust Inc.	122,665	1,407
*	Encore Capital Group Inc.	36,324	1,402
	Northwest Bancshares Inc.	152,061	1,399
	First BanCorp.	265,533	1,386
	Towne Bank	83,698	1,373
	Banner Corp.	42,400	1,368
	Heartland Financial USA Inc.	45,142	1,354
	Park National Corp.	16,435	1,347
	Stewart Information Services Corp.	30,773	1,346
	Apollo Commercial Real Estate Finance Inc.	148,343	1,337
	Safety Insurance Group Inc.	19,133	1,322
	Cadence BanCorp. Class A	150,240	1,291
	Lakeland Financial Corp.	30,729	1,266

		Shares	Market Value ($000)
	First Citizens BancShares Inc. Class A	3,912	1,247
*	Focus Financial Partners Inc. Class A	37,655	1,235
*	eXp World Holdings Inc.	30,584	1,234
	First Financial Bancorp	98,974	1,188
	Santander Consumer USA Holdings Inc.	64,586	1,175
	Hope Bancorp Inc.	152,916	1,160
	New York Mortgage Trust Inc.	452,397	1,154
	BancFirst Corp.	28,160	1,150
	Employers Holdings Inc.	37,733	1,141
	Waddell & Reed Financial Inc. Class A	76,041	1,129
	Virtus Investment Partners Inc.	8,065	1,118
	City Holding Co.	19,385	1,117
*	Seacoast Banking Corp. of Florida	61,557	1,110
	Veritex Holdings Inc.	63,522	1,082
	ProAssurance Corp.	69,140	1,081
	Provident Financial Services Inc.	86,778	1,059
	Redwood Trust Inc.	139,805	1,051
	Southside Bancshares Inc.	42,269	1,033
	First Busey Corp.	64,450	1,024
	iStar Inc.	86,348	1,020
	Eagle Bancorp Inc.	38,019	1,019
	Nelnet Inc. Class A	16,674	1,005
	TFS Financial Corp.	68,302	1,003
	Sandy Spring Bancorp Inc.	42,883	990
	First Commonwealth Financial Corp.	127,259	985
*	StoneX Group Inc.	18,976	971
	Brightsphere Investment Group Inc.	73,903	953
	Tompkins Financial Corp.	16,565	941
*	BRP Group Inc. Class A	37,051	923
	OceanFirst Financial Corp.	67,186	920
	Heritage Financial Corp.	49,515	911
	Stock Yards Bancorp Inc.	26,660	908
	FB Financial Corp.	36,037	905
	Great Western Bancorp Inc.	71,801	894
	Ladder Capital Corp. Class A	123,373	878
*	Triumph Bancorp Inc.	27,230	848
	S&T Bancorp Inc.	47,178	835
	Meta Financial Group Inc.	43,372	834
	National Bank Holdings Corp. Class A	31,525	828
	BGC Partners Inc. Class A	342,990	823
	German American Bancorp Inc.	30,210	820
	Enterprise Financial Services Corp.	29,645	808
	OFG Bancorp	64,615	805
	TriCo Bancshares	32,446	795
	Live Oak Bancshares Inc.	30,847	781
	First Bancorp	36,684	768
	HomeStreet Inc.	29,429	758
	Kearny Financial Corp.	104,616	754
	Premier Financial Corp.	47,669	742
	ARMOUR Residential REIT Inc.	76,838	731
	Federal Agricultural Mortgage Corp. Class C	11,239	715
*	Ambac Financial Group Inc.	55,690	711
*	GoHealth Inc. Class A	54,238	706
	TrustCo Bank Corp.	134,745	703
	National Western Life Group Inc. Class A	3,790	693
*	Nicolet Bankshares Inc.	12,696	693
*	Columbia Financial Inc.	61,465	682
	Capstead Mortgage Corp.	120,939	680

		Shares	Market Value ($000)
*,1	Lemonade Inc.	13,432	668
	First Foundation Inc.	50,659	662
*	Watford Holdings Ltd.	28,499	654
	TPG RE Finance Trust Inc.	76,417	646
	Bryn Mawr Bank Corp.	25,823	642
*	World Acceptance Corp.	6,074	641
	FBL Financial Group Inc. Class A	13,188	636
	Meridian Bancorp Inc.	60,944	631
*	Third Point Reinsurance Ltd.	90,201	627
	Washington Trust Bancorp Inc.	20,332	623
	Origin Bancorp Inc.	28,856	616
	Lakeland Bancorp Inc.	60,822	605
	Ellington Financial Inc.	48,796	598
[1]	Invesco Mortgage Capital Inc.	219,485	595
	American National Group Inc.	8,776	593
	Boston Private Financial Holdings Inc.	107,304	592
	Allegiance Bancshares Inc.	25,081	586
	QCR Holdings Inc.	21,327	585
*	MBIA Inc.	96,076	582
	B Riley Financial Inc.	23,086	579
	Camden National Corp.	19,107	578
	KKR Real Estate Finance Trust Inc.	34,898	577
*	Bancorp Inc.	66,475	574
*	Enova International Inc.	34,791	570
	United Fire Group Inc.	27,947	568
	ConnectOne Bancorp Inc.	40,154	565
	Preferred Bank	17,580	565
	Heritage Commerce Corp.	84,474	562
	Great Southern Bancorp Inc.	15,373	557
	Banc of California Inc.	54,772	554
*	StepStone Group Inc. Class A	20,713	551
	Brookline Bancorp Inc.	63,129	546
	Universal Insurance Holdings Inc.	39,363	545
*	CrossFirst Bankshares Inc.	62,638	544
	Community Trust Bancorp Inc.	19,213	543
	WisdomTree Investments Inc.	166,805	534
	Diamond Hill Investment Group Inc.	4,160	525
	Cowen Inc. Class A	32,084	522
	Horizon Bancorp Inc.	51,525	520
	Arrow Financial Corp.	20,596	517
	First Bancorp Inc.	24,420	512
	Univest Financial Corp.	35,480	510
	Waterstone Financial Inc.	32,928	510
	Northfield Bancorp Inc.	54,238	495
	Central Pacific Financial Corp.	36,267	492
	Granite Point Mortgage Trust Inc.	67,448	478
	Ready Capital Corp.	42,254	473
	Bank of Marin Bancorp	16,126	467
	Dime Community Bancshares Inc.	41,048	464
	Dynex Capital Inc.	30,418	463
	First Financial Corp.	14,316	450
	CBTX Inc.	27,400	448
	Independent Bank Corp.	35,523	447
	First of Long Island Corp.	30,088	446
*	LendingClub Corp.	91,590	431
*	TriState Capital Holdings Inc.	31,864	422
*	Customers Bancorp Inc.	36,746	412
	Orchid Island Capital Inc.	81,578	409

		Shares	Market Value ($000)
	Bar Harbor Bankshares	19,688	405
	Republic Bancorp Inc. Class A	14,395	405
	Bridge Bancorp Inc.	22,824	398
	Merchants Bancorp	20,018	395
	Altabancorp	19,500	392
*	Assetmark Financial Holdings Inc.	17,887	389
	Cambridge Bancorp	7,302	388
	First Mid Bancshares Inc.	15,407	384
	Bank First Corp.	6,469	380
	HCI Group Inc.	7,613	375
	Flushing Financial Corp.	35,347	372
	Mercantile Bank Corp.	20,602	371
	Farmers National Banc Corp.	33,583	367
	Metrocity Bankshares Inc.	27,747	365
*	International Money Express Inc.	24,968	359
	Midland States Bancorp Inc.	27,603	355
	Berkshire Hills Bancorp Inc.	34,913	353
	1st Source Corp.	11,196	345
	Hingham Institution for Savings	1,869	344
*	Atlantic Capital Bancshares Inc.	29,883	339
*	Oportun Financial Corp.	28,200	332
	Peapack-Gladstone Financial Corp.	21,862	331
	MidWestOne Financial Group Inc.	18,340	328
	State Auto Financial Corp.	23,588	325
	West BanCorp. Inc	20,244	321
	First Capital Inc.	5,697	319
	Hanmi Financial Corp.	38,449	316
	First Community Bankshares Inc.	17,458	315
*	Bridgewater Bancshares Inc.	32,257	306
	Heritage Insurance Holdings Inc.	29,715	301
*,1	Citizens Inc. Class A	53,991	299
	First Bancorp Inc.	14,202	299
	HomeTrust Bancshares Inc.	21,980	298
	Byline Bancorp Inc.	26,329	297
*	EZCorp. Inc. Class A	58,961	297
	Financial Institutions Inc.	19,164	295
	Victory Capital Holdings Inc. Class A	17,285	292
	Oppenheimer Holdings Inc. Class A	12,518	279
	Old Second Bancorp Inc.	37,043	278
*	Silvergate Capital Corp. Class A	19,257	277
	Crawford & Co. Class B	42,832	276
*	Greenlight Capital Re Ltd. Class A	40,839	275
*	Equity Bancshares Inc. Class A	17,203	267
	Guaranty Bancshares Inc.	10,729	267
	Peoples Financial Services Corp.	7,638	265
	Sierra Bancorp	15,703	264
	Citizens & Northern Corp.	15,704	255
	Century Bancorp Inc. Class A	3,846	253
	CNB Financial Corp.	16,947	252
	Northrim BanCorp. Inc.	9,849	251
	Business First Bancshares Inc.	16,646	250
	Farmers & Merchants Bancorp Inc.	12,503	250
	PCSB Financial Corp.	20,282	245
	RBB Bancorp	21,166	240
*	Amerant Bancorp Inc.	25,389	236
	Home Bancorp Inc.	9,723	235
	Southern Missouri Bancorp Inc.	9,950	235
	Sculptor Capital Management Inc.	20,033	235

		Shares	Market Value ($000)
	National Bankshares Inc.	9,254	234
	American National Bankshares Inc.	11,133	233
	ChoiceOne Financial Services Inc.	8,969	233
*	Harbornone Bancorp Inc.	28,092	227
	Independence Holding Co.	5,995	226
	Capital City Bank Group Inc.	11,994	225
	Standard AVB Financial Corp.	6,852	224
*	MoneyGram International Inc.	78,868	223
	Southern National Bancorp of Virginia Inc.	25,560	222
	Summit Financial Group Inc.	14,949	221
	Investors Title Co.	1,688	220
	Macatawa Bank Corp.	33,734	220
	Great Ajax Corp.	26,288	218
	ACNB Corp.	10,384	216
	Enterprise Bancorp Inc.	10,169	214
*	Regional Management Corp.	12,819	214
	Civista Bancshares Inc.	16,900	212
	Western New England Bancorp Inc.	37,428	211
	SmartFinancial Inc.	15,354	209
*	Southern First Bancshares Inc.	8,618	208
	Central Valley Community Bancorp	16,485	204
*	Ocwen Financial Corp.	9,565	202
	Territorial Bancorp Inc.	9,930	201
*	NI Holdings Inc.	11,621	196
	First Internet Bancorp	13,037	192
	South Plains Financial Inc.	15,425	191
	Carter Bank & Trust	28,157	187
*	Howard Bancorp Inc.	20,657	186
	Ellington Residential Mortgage REIT	16,763	186
	Amalgamated Bank Class A	17,440	185
*	Northeast Bank	10,039	185
	Donegal Group Inc. Class A	13,039	183
	Spirit of Texas Bancshares Inc.	16,274	182
	MVB Financial Corp.	11,017	176
*	Metropolitan Bank Holding Corp.	6,211	174
	Richmond Mutual BanCorp. Inc.	16,420	174
	Reliant Bancorp Inc.	11,915	173
	FS Bancorp Inc.	4,195	172
	Bank of Commerce Holdings	24,532	171
	Hawthorn Bancshares Inc.	9,051	171
	Penns Woods Bancorp Inc.	8,560	170
	Capstar Financial Holdings Inc.	17,329	170
	Greenhill & Co. Inc.	14,643	166
	Luther Burbank Corp.	19,907	166
	United Insurance Holdings Corp.	27,288	165
	Bank of Princeton	8,990	163
	ESSA Bancorp Inc.	13,228	163
	First Choice Bancorp	12,189	162
	First Business Financial Services Inc.	11,287	161
	Safeguard Scientifics Inc.	29,463	161
	Protective Insurance Corp. Class B	12,100	159
	LCNB Corp.	11,554	158
	Investar Holding Corp.	12,212	157
	Timberland Bancorp Inc.	8,660	156
	Codorus Valley Bancorp Inc.	11,559	151
	Peoples Bancorp Inc.	7,898	151
	Community Bankers Trust Corp.	29,007	147
	First Bank	23,584	146

		Shares	Market Value ($000)
	BankFinancial Corp.	20,115	145
	Shore Bancshares Inc.	13,220	145
	Fidelity D&D Bancorp Inc.	2,962	144
*	BayCom Corp.	13,851	143
	Mackinac Financial Corp.	14,717	142
	Orrstown Financial Services Inc.	10,869	139
	Pzena Investment Management Inc. Class A	25,932	139
	Arlington Asset Investment Corp. Class A	48,657	138
	Middlefield Banc Corp.	7,122	137
	Curo Group Holdings Corp.	19,130	135
	CB Financial Services Inc.	7,022	134
	Community Financial Corp.	6,231	133
	Norwood Financial Corp.	5,461	133
	First Community Corp.	9,697	132
*	Republic First Bancorp Inc.	66,787	132
	Bankwell Financial Group Inc.	9,187	130
	Premier Financial Bancorp Inc.	11,994	130
	FNCB Bancorp Inc.	24,435	130
*	Select Bancorp Inc.	17,984	129
	First Northwest Bancorp	12,915	128
	PCB Bancorp	14,393	127
	Riverview Bancorp Inc.	30,689	127
*	Pioneer Bancorp Inc.	14,292	127
	Alerus Financial Corp.	6,426	126
	Chemung Financial Corp.	4,251	123
	Plumas Bancorp	6,211	122
	Evans Bancorp Inc.	5,452	121
*	Altisource Portfolio Solutions SA	9,550	121
*	Security National Financial Corp. Class A	18,934	121
	1st Constitution Bancorp	9,995	119
	United Security Bancshares	19,433	119
	Unity Bancorp Inc.	10,304	119
	Westwood Holdings Group Inc.	10,657	119
	Mid Penn Bancorp Inc.	6,846	119
	Level One Bancorp Inc.	7,554	118
*	ProSight Global Inc.	10,247	116
	BCB Bancorp Inc.	14,412	115
	Parke Bancorp Inc.	9,592	115
	OP Bancorp	19,919	114
	First Financial Northwest Inc.	12,350	113
*	Maiden Holdings Ltd.	91,792	112
*	Pacific Mercantile Bancorp	29,796	111
*	First Western Financial Inc.	8,576	111
	County Bancorp Inc.	5,834	110
*	MainStreet Bancshares Inc.	9,022	110
	First United Corp.	9,052	106
	Union Bankshares Inc.	5,216	106
[1]	AG Mortgage Investment Trust Inc.	37,313	103
*	Coastal Financial Corp.	8,299	102
	Hunt Cos. Finance Trust Inc.	37,285	102
	Cherry Hill Mortgage Investment Corp.	11,258	101
*	FVCBankcorp Inc.	10,148	101
*	Esquire Financial Holdings Inc.	6,673	100
	HBT Financial Inc.	8,847	99
	SB Financial Group Inc.	7,370	99
	Manning & Napier Inc.	22,543	96
	FedNat Holding Co.	15,015	95
	C&F Financial Corp.	3,136	93

		Shares	Market Value ($000)
	Associated Capital Group Inc. Class A	2,549	92
	Provident Financial Holdings Inc.	7,627	91
*	Consumer Portfolio Services Inc.	26,534	88
	Ohio Valley Banc Corp.	4,058	84
	Peoples Bancorp of North Carolina Inc.	5,410	83
*	Ponce de Leon Federal Bank	9,281	82
	Marlin Business Services Corp.	11,397	80
	Prudential Bancorp Inc.	7,563	80
*	Capital Bancorp Inc.	8,366	79
	GAMCO Investors Inc. Class A	6,729	78
*	Malvern Bancorp Inc.	6,563	77
	Auburn National BanCorp Inc.	2,132	77
	Greene County Bancorp Inc.	3,503	76
	Old Point Financial Corp.	4,966	75
*	Elevate Credit Inc.	28,256	73
	First Guaranty Bancshares Inc.	5,839	71
	Kingstone Cos. Inc.	11,704	69
	Sterling Bancorp Inc.	23,031	69
*	Medallion Financial Corp.	27,603	69
	First Savings Financial Group Inc.	1,265	69
*	MMA Capital Holdings Inc.	3,061	69
	Silvercrest Asset Management Group Inc. Class A	6,601	69
	US Global Investors Inc. Class A	27,714	66
*,1	Riot Blockchain Inc.	24,097	65
	IF Bancorp Inc.	4,056	63
	AmeriServ Financial Inc.	20,965	59
	Provident Bancorp Inc.	7,632	59
	Severn Bancorp Inc.	7,400	48
	Oak Valley Bancorp	3,751	43
	Manhattan Bridge Capital Inc.	9,392	41
*	Randolph Bancorp Inc.	3,232	40
	Sound Financial Bancorp Inc.	1,292	38
	Hennessy Advisors Inc.	4,513	37
*	On Deck Capital Inc.	22,251	36
	Bank7 Corp.	3,800	36
*	GWG Holdings Inc.	4,001	34
*	Trean Insurance Group Inc.	1,891	29
*	Nicholas Financial Inc.	3,692	27
*	Rhinebeck Bancorp Inc.	3,974	25
*	Siebert Financial Corp.	6,369	21
	Meridian Corp.	1,009	16
*	Community First Bancshares Inc.	2,024	14
*	Conifer Holdings Inc.	4,822	14
*	Altisource Asset Management Corp.	550	11
*	Impac Mortgage Holdings Inc.	7,353	9
	WVS Financial Corp.	238	3
			3,915,902
Health Care (14.1%)
	Johnson & Johnson	3,160,630	470,555
	UnitedHealth Group Inc.	1,140,444	355,556
	Merck & Co. Inc.	3,035,462	251,792
	Pfizer Inc.	6,668,894	244,748
	Abbott Laboratories	2,124,820	231,244
	Thermo Fisher Scientific Inc.	474,653	209,569
	AbbVie Inc.	2,116,068	185,346
	Amgen Inc.	703,413	178,779
	Medtronic plc	1,612,036	167,523
	Danaher Corp.	766,517	165,054

		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	2,705,052	163,088
	Eli Lilly and Co.	1,032,749	152,868
*	Intuitive Surgical Inc.	140,278	99,533
	Gilead Sciences Inc.	1,502,031	94,913
	Zoetis Inc.	569,911	94,246
*	Vertex Pharmaceuticals Inc.	315,878	85,957
	Stryker Corp.	405,396	84,472
	Anthem Inc.	301,496	80,979
	Becton Dickinson and Co.	347,860	80,940
	Cigna Corp.	439,881	74,520
*	Regeneron Pharmaceuticals Inc.	119,728	67,021
	Humana Inc.	158,703	65,686
*	Boston Scientific Corp.	1,714,585	65,514
*	Edwards Lifesciences Corp.	744,488	59,425
*	Illumina Inc.	175,043	54,102
*	Biogen Inc.	190,275	53,977
	Baxter International Inc.	608,864	48,965
*	DexCom Inc.	115,043	47,424
*	Veeva Systems Inc. Class A	161,976	45,546
	HCA Healthcare Inc.	325,196	40,545
*	Centene Corp.	694,680	40,521
*	IDEXX Laboratories Inc.	102,095	40,135
	Agilent Technologies Inc.	369,666	37,314
*	IQVIA Holdings Inc.	228,874	36,077
	Zimmer Biomet Holdings Inc.	249,246	33,932
	ResMed Inc.	174,145	29,854
*	Seattle Genetics Inc.	146,874	28,742
*	Alexion Pharmaceuticals Inc.	249,057	28,500
*	Align Technology Inc.	84,832	27,771
*	Moderna Inc.	380,196	26,899
	Cerner Corp.	367,838	26,591
	West Pharmaceutical Services Inc.	88,182	24,241
*	Laboratory Corp. of America Holdings	117,229	22,071
	Cooper Cos. Inc.	64,311	21,681
*	Teladoc Health Inc.	98,379	21,569
*	Immunomedics Inc.	249,391	21,206
*	Hologic Inc.	311,393	20,698
*	Horizon Therapeutics plc	263,595	20,476
*	Alnylam Pharmaceuticals Inc.	138,574	20,176
*	Incyte Corp.	222,165	19,937
	Teleflex Inc.	55,674	18,953
*	Varian Medical Systems Inc.	109,754	18,878
*	Insulet Corp.	78,368	18,541
*	Exact Sciences Corp.	181,578	18,512
	Quest Diagnostics Inc.	160,992	18,432
	STERIS plc	101,378	17,862
	PerkinElmer Inc.	135,117	16,959
*	BioMarin Pharmaceutical Inc.	219,249	16,680
	Cardinal Health Inc.	354,061	16,623
*	Catalent Inc.	192,904	16,524
*	Elanco Animal Health Inc.	567,071	15,838
*	ABIOMED Inc.	53,788	14,902
*	Masimo Corp.	58,917	13,908
*	Charles River Laboratories International Inc.	60,081	13,605
*	Molina Healthcare Inc.	71,263	13,044
*	Bio-Rad Laboratories Inc. Class A	25,249	13,015
*	Sarepta Therapeutics Inc.	90,440	12,700
*	Avantor Inc.	518,204	11,654

		Shares	Market Value ($000)
	DENTSPLY SIRONA Inc.	264,371	11,561
*	Novocure Ltd.	103,465	11,517
	Bio-Techne Corp.	46,290	11,467
*	Neurocrine Biosciences Inc.	112,707	10,838
*	10X Genomics Inc. Class A	86,915	10,837
*	Livongo Health Inc.	72,891	10,208
*	Henry Schein Inc.	172,190	10,121
*	Guardant Health Inc.	89,066	9,956
	Universal Health Services Inc. Class B	88,729	9,496
*	Quidel Corp.	43,270	9,493
*	Amedisys Inc.	38,971	9,214
*	Mylan NV	620,070	9,196
*	Exelixis Inc.	372,989	9,120
	Chemed Corp.	18,858	9,058
*	Jazz Pharmaceuticals plc	63,453	9,048
*	Repligen Corp.	56,679	8,362
*	iRhythm Technologies Inc.	34,733	8,270
*	Penumbra Inc.	41,347	8,037
*	MyoKardia Inc.	58,333	7,953
*	Novavax Inc.	73,264	7,938
*	PRA Health Sciences Inc.	77,087	7,820
*	Tandem Diabetes Care Inc.	68,432	7,767
	Encompass Health Corp.	118,414	7,695
*	LHC Group Inc.	36,074	7,668
*	Ionis Pharmaceuticals Inc.	161,370	7,657
*	DaVita Inc.	89,040	7,626
	Perrigo Co. plc	165,339	7,591
*	Mirati Therapeutics Inc.	45,352	7,531
*	Momenta Pharmaceuticals Inc.	141,956	7,450
*	Acceleron Pharma Inc.	61,259	6,893
	Hill-Rom Holdings Inc.	79,986	6,680
*	Invitae Corp.	153,860	6,670
*	Natera Inc.	90,894	6,566
*	Ultragenyx Pharmaceutical Inc.	75,478	6,204
*	PPD Inc.	167,322	6,189
*	Syneos Health Inc.	112,161	5,962
*	ACADIA Pharmaceuticals Inc.	143,494	5,919
*	Blueprint Medicines Corp.	63,279	5,866
*	Emergent BioSolutions Inc.	53,698	5,549
*	Nevro Corp.	39,473	5,499
*	Haemonetics Corp.	60,706	5,297
*	Arena Pharmaceuticals Inc.	69,316	5,184
*	Iovance Biotherapeutics Inc.	157,276	5,178
*	United Therapeutics Corp.	50,466	5,097
*	Neogen Corp.	64,386	5,038
*	Arrowhead Pharmaceuticals Inc.	115,789	4,986
	Bruker Corp.	121,761	4,840
*	HealthEquity Inc.	92,983	4,777
	Premier Inc. Class A	145,456	4,775
*	Envista Holdings Corp.	192,112	4,741
*	Adaptive Biotechnologies Corp.	97,439	4,738
*	Wright Medical Group NV	155,099	4,737
*	NeoGenomics Inc.	128,315	4,734
*	Globus Medical Inc. Class A	89,822	4,448
*	Halozyme Therapeutics Inc.	165,497	4,349
*	ICU Medical Inc.	23,792	4,348
*	Bluebird Bio Inc.	80,430	4,339
*	Amicus Therapeutics Inc.	303,858	4,290

		Shares	Market Value ($000)
*	Integra LifeSciences Holdings Corp.	88,390	4,174
*	Inspire Medical Systems Inc.	31,283	4,037
*	Sage Therapeutics Inc.	65,618	4,011
*	Global Blood Therapeutics Inc.	72,573	4,002
*	Insmed Inc.	124,515	4,002
*	FibroGen Inc.	94,155	3,872
*	Omnicell Inc.	51,148	3,819
*	Nektar Therapeutics Class A	219,161	3,636
*	Medpace Holdings Inc.	32,448	3,626
*	TG Therapeutics Inc.	133,312	3,567
	Ensign Group Inc.	62,335	3,557
*	Fate Therapeutics Inc.	87,721	3,506
*	PTC Therapeutics Inc.	74,649	3,490
*	Bridgebio Pharma Inc.	90,443	3,393
*	ChemoCentryx Inc.	61,785	3,386
*	Turning Point Therapeutics Inc.	38,513	3,364
*	Alkermes plc	199,857	3,312
*	Denali Therapeutics Inc.	90,403	3,239
*,1	Sorrento Therapeutics Inc.	286,461	3,194
*	Tenet Healthcare Corp.	128,889	3,159
*	Twist Bioscience Corp.	40,792	3,099
*	Acadia Healthcare Co. Inc.	104,136	3,070
*	STAAR Surgical Co.	53,906	3,049
*	NuVasive Inc.	61,536	2,989
*	Allakos Inc.	36,000	2,932
*	Pacira BioSciences Inc.	47,997	2,886
*	Allogene Therapeutics Inc.	76,315	2,878
*	Merit Medical Systems Inc.	65,365	2,843
*	Reata Pharmaceuticals Inc. Class A	29,117	2,837
*	Select Medical Holdings Corp.	132,405	2,757
	CONMED Corp.	34,613	2,723
*	Axsome Therapeutics Inc.	37,740	2,689
*	1Life Healthcare Inc.	93,405	2,649
	Patterson Cos. Inc.	107,959	2,602
*	Vir Biotechnology Inc.	75,410	2,589
*	Agios Pharmaceuticals Inc.	73,850	2,585
*	HMS Holdings Corp.	106,758	2,557
*	Glaukos Corp.	51,355	2,543
*	Xencor Inc.	64,948	2,519
*	Silk Road Medical Inc.	37,386	2,513
*	Deciphera Pharmaceuticals Inc.	48,131	2,469
*	Inovalon Holdings Inc. Class A	92,168	2,438
*	Integer Holdings Corp.	39,337	2,321
*,1	Inovio Pharmaceuticals Inc.	199,718	2,317
*	GoodRx Holdings Inc. Class A	41,309	2,297
*	Prestige Consumer Healthcare Inc.	61,994	2,258
*	Apellis Pharmaceuticals Inc.	73,831	2,227
*	Veracyte Inc.	68,558	2,227
*	CareDx Inc.	58,607	2,224
*	Shockwave Medical Inc.	28,953	2,195
*	Intra-Cellular Therapies Inc.	85,406	2,192
*	Corcept Therapeutics Inc.	125,118	2,178
*	Editas Medicine Inc.	75,013	2,105
*	Revance Therapeutics Inc.	83,152	2,090
*	AtriCure Inc.	52,236	2,084
*	Magellan Health Inc.	26,954	2,043
*	NanoString Technologies Inc.	45,630	2,040
*	Avanos Medical Inc.	60,361	2,005

		Shares	Market Value ($000)
*	Aimmune Therapeutics Inc.	57,574	1,983
*	Kura Oncology Inc.	64,675	1,982
	Cantel Medical Corp.	44,492	1,955
*	Seres Therapeutics Inc.	68,798	1,948
	Healthcare Services Group Inc.	90,242	1,943
*	Kodiak Sciences Inc.	32,540	1,927
*	R1 RCM Inc.	112,182	1,924
*	REVOLUTION Medicines Inc.	53,903	1,876
*	BioTelemetry Inc.	40,432	1,843
*,1	OPKO Health Inc.	494,639	1,825
*	Cardiovascular Systems Inc.	45,473	1,789
	Owens & Minor Inc.	70,955	1,782
*	Cytokinetics Inc.	81,529	1,765
*	Pacific Biosciences of California Inc.	178,684	1,764
*	Ironwood Pharmaceuticals Inc. Class A	189,533	1,705
*	Ligand Pharmaceuticals Inc.	17,455	1,664
*	Addus HomeCare Corp.	17,477	1,652
*	MEDNAX Inc.	99,750	1,624
*	Heron Therapeutics Inc.	106,720	1,582
*	Karuna Therapeutics Inc.	20,195	1,561
*	Progyny Inc.	52,609	1,548
*	Intercept Pharmaceuticals Inc.	36,732	1,523
*	Immunovant Inc.	41,969	1,477
*	Axonics Modulation Technologies Inc.	28,846	1,472
*	Dicerna Pharmaceuticals Inc.	80,986	1,457
*	MacroGenics Inc.	56,150	1,414
*	Mersana Therapeutics Inc.	74,635	1,390
	US Physical Therapy Inc.	15,779	1,371
*	Sangamo Therapeutics Inc.	144,335	1,364
*	Madrigal Pharmaceuticals Inc.	11,220	1,332
*	American Well Corp. Class A	44,920	1,331
	Luminex Corp.	50,640	1,329
*	Providence Service Corp.	14,267	1,326
*	Coherus Biosciences Inc.	72,099	1,322
*	Supernus Pharmaceuticals Inc.	63,273	1,319
*	Cerus Corp.	206,916	1,295
*	Translate Bio Inc.	93,241	1,269
*	Zogenix Inc.	67,229	1,205
*,1	Esperion Therapeutics Inc.	32,257	1,199
*	Evolent Health Inc. Class A	95,151	1,181
*	Myriad Genetics Inc.	90,293	1,177
*	Health Catalyst Inc.	31,852	1,166
*	REGENXBIO Inc.	41,818	1,151
*	SmileDirectClub Inc.	98,253	1,148
*	Pennant Group Inc.	29,777	1,148
*	Relay Therapeutics Inc.	26,444	1,126
*	GenMark Diagnostics Inc.	78,720	1,118
*	Intellia Therapeutics Inc.	56,242	1,118
*	Karyopharm Therapeutics Inc.	76,126	1,111
*	Vaxcyte Inc.	22,089	1,091
*	Epizyme Inc.	91,323	1,089
*	Athenex Inc.	88,177	1,067
*	Adverum Biotechnologies Inc.	103,336	1,064
*	Retrophin Inc.	57,624	1,064
*	Vericel Corp.	57,003	1,056
*	OraSure Technologies Inc.	86,639	1,054
*	Arcturus Therapeutics Holdings Inc.	24,542	1,053
	Atrion Corp.	1,669	1,045

		Shares	Market Value ($000)
*	Enanta Pharmaceuticals Inc.	22,752	1,042
*	Y-mAbs Therapeutics Inc.	27,065	1,039
*	Atara Biotherapeutics Inc.	79,956	1,036
*	Lantheus Holdings Inc.	81,490	1,032
*	Tabula Rasa HealthCare Inc.	25,067	1,022
*	Quanterix Corp.	30,041	1,014
*	Rocket Pharmaceuticals Inc.	44,156	1,009
*	Heska Corp.	9,896	978
*	CorVel Corp.	11,322	967
	National HealthCare Corp.	15,389	959
*	Rhythm Pharmaceuticals Inc.	43,230	937
*	Arcus Biosciences Inc.	52,995	908
*	Beam Therapeutics Inc.	35,936	885
*	Meridian Bioscience Inc.	51,556	875
*	Theravance Biopharma Inc.	59,053	873
*	Option Care Health Inc.	65,072	870
*	Endo International plc	262,034	865
*,1	Vaxart Inc.	128,952	858
*	Collegium Pharmaceutical Inc.	40,965	853
*	Black Diamond Therapeutics Inc.	28,126	850
*	Berkeley Lights Inc.	11,131	850
*	CryoLife Inc.	45,821	846
*	Tactile Systems Technology Inc.	23,126	846
*	BioLife Solutions Inc.	28,874	836
*	Codexis Inc.	70,993	833
*	Amphastar Pharmaceuticals Inc.	44,194	829
*	Constellation Pharmaceuticals Inc.	40,840	827
	National Research Corp.	16,662	820
*	Viela Bio Inc.	29,215	820
*	Eidos Therapeutics Inc.	16,206	819
*	Gossamer Bio Inc.	65,907	818
*	Kadmon Holdings Inc.	202,796	795
*	Innoviva Inc.	75,919	793
*	NextGen Healthcare Inc.	61,513	784
*	PetIQ Inc. Class A	23,714	781
*	Arcutis Biotherapeutics Inc.	26,580	779
*	OrthoPediatrics Corp.	16,750	769
*	ImmunoGen Inc.	212,807	766
*	Bioxcel Therapeutics Inc.	17,655	766
*	RadNet Inc.	49,500	760
*	Annexon Inc.	24,472	740
*	BioCryst Pharmaceuticals Inc.	214,658	737
*	Hanger Inc.	46,327	733
*	Tivity Health Inc.	50,961	714
*	Castle Biosciences Inc.	13,755	708
*	Cortexyme Inc.	14,143	707
*	Frequency Therapeutics Inc.	36,817	707
*	Natus Medical Inc.	40,526	694
*	SI-BONE Inc.	28,951	687
*	Orthofix Medical Inc.	22,029	686
*	Spectrum Pharmaceuticals Inc.	167,885	685
*	Inari Medical Inc.	9,918	685
*	Inogen Inc.	23,533	682
*	Krystal Biotech Inc.	15,823	681
*	Stoke Therapeutics Inc.	20,334	681
*	Forma Therapeutics Holdings Inc.	13,668	681
*	Protagonist Therapeutics Inc.	34,637	677
*	Aerie Pharmaceuticals Inc.	57,361	675

		Shares	Market Value ($000)
*,1	Geron Corp.	381,614	664
*	Molecular Templates Inc.	60,535	661
*	Cara Therapeutics Inc.	51,872	660
	LeMaitre Vascular Inc.	20,275	660
*	Alector Inc.	62,241	656
*,1	ZIOPHARM Oncology Inc.	259,695	654
*	HealthStream Inc.	32,531	653
*	Radius Health Inc.	57,624	653
*	Phreesia Inc.	20,224	650
*,1	Omeros Corp.	64,100	648
*	Provention Bio Inc.	50,494	648
*	Fluidigm Corp.	86,640	644
*	Cymabay Therapeutics Inc.	88,551	641
*	Akero Therapeutics Inc.	20,740	639
*	Avidity Biosciences Inc.	22,557	635
*	Vanda Pharmaceuticals Inc.	65,239	630
*	Community Health Systems Inc.	148,896	628
*	Vapotherm Inc.	21,524	624
*	AdaptHealth Corp. Class A	28,532	622
*	Surmodics Inc.	15,772	614
*	Relmada Therapeutics Inc.	16,319	614
*	Varex Imaging Corp.	48,079	612
*	Assembly Biosciences Inc.	37,144	611
*,1	Clovis Oncology Inc.	103,850	605
*	Personalis Inc.	27,846	603
*	Anika Therapeutics Inc.	17,022	602
*	Agenus Inc.	150,314	601
*	Intersect ENT Inc.	36,758	600
*	Rapt Therapeutics Inc.	18,617	599
*	IGM Biosciences Inc.	8,108	598
*	Brookdale Senior Living Inc.	235,212	597
*	Eagle Pharmaceuticals Inc.	14,058	597
*	Nurix Therapeutics Inc.	17,114	597
*	Apollo Medical Holdings Inc.	33,190	595
*	Celldex Therapeutics Inc.	40,129	595
*,1	Ontrak Inc.	9,888	593
*	Outset Medical Inc.	11,866	593
*	AngioDynamics Inc.	48,217	581
*	Replimune Group Inc.	24,550	565
*	Cue Biopharma Inc.	37,357	562
*	Flexion Therapeutics Inc.	53,788	560
*	Applied Molecular Transport Inc.	17,468	556
*	Zentalis Pharmaceuticals Inc.	17,017	556
*	Morphic Holding Inc.	20,305	555
*	Forte Biosciences Inc.	11,415	554
*	Amneal Pharmaceuticals Inc.	141,738	550
*	Axogen Inc.	46,930	546
*	IVERIC bio Inc.	95,619	539
*	Surgery Partners Inc.	24,411	535
*	Syndax Pharmaceuticals Inc.	36,158	534
*	Antares Pharma Inc.	195,998	529
*	Ocular Therapeutix Inc.	69,262	527
*	Trevena Inc.	175,815	526
*	Arvinas Inc.	21,881	517
*	Rigel Pharmaceuticals Inc.	214,440	515
*	Allovir Inc.	18,529	510
*	Cardiff Oncology Inc.	35,673	506
*	Viking Therapeutics Inc.	86,282	502

		Shares	Market Value ($000)
*	ViewRay Inc.	143,085	501
*	Avid Bioservices Inc.	65,609	500
*	SpringWorks Therapeutics Inc.	10,433	497
*,1	CEL-SCI Corp.	38,932	496
*	Dynavax Technologies Corp.	114,753	496
*	Chiasma Inc.	113,326	487
*	Generation Bio Co.	15,584	482
*	SIGA Technologies Inc.	68,843	473
*	Akouos Inc.	20,674	473
*	AnaptysBio Inc.	31,855	470
*,1	Co-Diagnostics Inc.	34,202	465
*	Kiniksa Pharmaceuticals Ltd. Class A	30,245	463
*	Aprea Therapeutics Inc.	19,048	458
*,1	TherapeuticsMD Inc.	288,476	456
*	Triple-S Management Corp. Class B	25,427	454
*	Fulgent Genetics Inc.	11,178	448
*	Accolade Inc.	11,519	448
	Phibro Animal Health Corp. Class A	25,481	443
*	Ardelyx Inc.	84,164	442
*	Crinetics Pharmaceuticals Inc.	28,153	441
*	Puma Biotechnology Inc.	43,728	441
*	Avrobio Inc.	33,701	439
*	TCR2 Therapeutics Inc.	21,441	436
*	Kala Pharmaceuticals Inc.	56,909	427
*	Akebia Therapeutics Inc.	167,506	420
*	Voyager Therapeutics Inc.	39,062	417
*	Scholar Rock Holding Corp.	23,395	414
*	Durect Corp.	240,583	411
*,1	BrainStorm Cell Therapeutics Inc.	24,298	411
*	SeaSpine Holdings Corp.	28,392	406
*	Altimmune Inc.	30,689	405
*	Atreca Inc. Class A	28,904	404
*	G1 Therapeutics Inc.	34,868	403
*	PDL BioPharma Inc.	126,577	399
*	89bio Inc.	15,506	398
*	ORIC Pharmaceuticals Inc.	15,694	393
*	CytomX Therapeutics Inc.	58,284	388
*	MEI Pharma Inc.	124,118	387
*	Syros Pharmaceuticals Inc.	43,740	387
*	AMAG Pharmaceuticals Inc.	40,816	384
*	Prevail Therapeutics Inc.	37,325	380
*	MannKind Corp.	201,399	379
*	BioSpecifics Technologies Corp.	7,161	378
*,1	Marinus Pharmaceuticals Inc.	29,241	376
*	Pliant Therapeutics Inc.	16,574	375
*	Athersys Inc.	191,862	374
*	BioDelivery Sciences International Inc.	100,337	374
*,1	Accelerate Diagnostics Inc.	34,837	371
*	Amyris Inc.	124,943	365
*	Zynex Inc.	20,922	365
*	Catalyst Pharmaceuticals Inc.	122,100	363
*	CytoSorbents Corp.	45,467	363
*	TransMedics Group Inc.	26,365	363
	Utah Medical Products Inc.	4,495	359
*	Alphatec Holdings Inc.	53,884	358
*	Ovid therapeutics Inc.	61,365	352
*	Akcea Therapeutics Inc.	19,310	350
*	Viemed Healthcare Inc.	40,537	350

		Shares	Market Value ($000)
*	Phathom Pharmaceuticals Inc.	9,529	349
*	Applied Therapeutics Inc.	16,635	345
*	Joint Corp.	19,588	341
*,1	XBiotech Inc.	17,587	336
*	Keros Therapeutics Inc.	8,607	332
*,1	Xeris Pharmaceuticals Inc.	55,730	330
*	Kymera Therapeutics Inc.	10,065	325
	Invacare Corp.	43,119	324
*	VYNE Therapeutics Inc.	193,048	320
*	Cutera Inc.	16,479	313
*,1	Precigen Inc.	89,461	313
*	Verastem Inc.	253,311	307
*	ANI Pharmaceuticals Inc.	10,832	306
*	NantKwest Inc.	43,749	303
*	Oyster Point Pharma Inc.	14,219	300
*	Agile Therapeutics Inc.	96,745	294
*	Homology Medicines Inc.	27,282	292
*	NGM Biopharmaceuticals Inc.	18,326	292
*,1	Cassava Sciences Inc.	25,409	292
*	Calithera Biosciences Inc.	84,099	290
*	Precision BioSciences Inc.	46,241	285
*	OptimizeRx Corp.	13,645	284
*	Lannett Co. Inc.	46,305	283
*	Tricida Inc.	30,469	276
*	Accuray Inc.	113,995	274
*	Concert Pharmaceuticals Inc.	27,718	272
*	Eiger BioPharmaceuticals Inc.	33,337	271
*	Neoleukin Therapeutics Inc.	22,123	265
*	Sutro Biopharma Inc.	25,821	259
*	Aeglea BioTherapeutics Inc. Savings Shares	36,352	258
*	Immunic Inc.	13,304	247
*	Harpoon Therapeutics Inc.	14,473	246
*	Selecta Biosciences Inc.	98,609	245
*	Repro-Med Systems Inc.	33,432	241
*	Dyadic International Inc.	31,696	240
*	Spero Therapeutics Inc.	21,101	235
*	Ideaya Biosciences Inc.	18,480	232
*	Fortress Biotech Inc.	56,735	229
*,1	ADMA Biologics Inc.	95,421	228
*	ALX Oncology Holdings Inc.	5,995	226
*	Odonate Therapeutics Inc.	16,681	224
*	MediciNova Inc.	42,638	223
*	Cyclerion Therapeutics Inc.	36,337	221
*,1	Aytu BioScience Inc.	183,417	218
*,1	Heat Biologics Inc.	175,666	218
*	Misonix Inc.	18,478	217
*	Aldeyra Therapeutics Inc.	28,973	215
*	Sesen Bio Inc.	151,549	212
*	Stereotaxis Inc.	57,898	207
*	Five Prime Therapeutics Inc.	43,499	204
*	Magenta Therapeutics Inc.	30,037	204
*,1	T2 Biosystems Inc.	146,413	199
*	Aspira Women's Health Inc.	63,754	197
*	Rubius Therapeutics Inc.	38,621	193
*	Nkarta Inc.	6,404	192
*	Harrow Health Inc.	34,054	190
*	Kindred Biosciences Inc.	44,140	189
*	iCAD Inc.	21,403	189

		Shares	Market Value ($000)
*,1	Pulse Biosciences Inc.	16,044	189
*	Arbutus Biopharma Corp.	60,124	188
*	ChromaDex Corp.	46,038	185
*,1	Evofem Biosciences Inc.	77,821	184
*	KalVista Pharmaceuticals Inc.	14,652	184
*	Paratek Pharmaceuticals Inc.	34,094	184
*,1	XOMA Corp.	9,774	184
*	InfuSystem Holdings Inc.	14,354	184
*	Acutus Medical Inc.	6,177	184
*	Apyx Medical Corp.	38,544	182
*	Passage Bio Inc.	13,790	181
*	Mirum Pharmaceuticals Inc.	9,317	180
*	Jounce Therapeutics Inc.	21,042	172
*,1	Matinas BioPharma Holdings Inc.	224,266	172
*	Surgalign Holdings Inc.	94,495	171
*	Anavex Life Sciences Corp.	37,435	170
*	iRadimed Corp.	7,848	168
*,1	Kaleido Biosciences Inc.	15,049	167
*,1	Corbus Pharmaceuticals Holdings Inc.	85,089	153
*	Lineage Cell Therapeutics Inc.	162,844	153
*	ContraFect Corp.	28,761	152
*	Ampio Pharmaceuticals Inc.	154,462	148
*	Optinose Inc.	37,642	147
*	Chimerix Inc.	58,216	145
*	Kezar Life Sciences Inc.	29,934	145
*	Pro-Dex Inc.	4,978	142
*	Zosano Pharma Corp.	86,393	140
*	Aduro Biotech Inc.	57,135	139
*	Liquidia Technologies Inc.	28,158	139
*,1	Galectin Therapeutics Inc.	51,315	137
*	scPharmaceuticals Inc.	18,424	137
*	FONAR Corp.	6,520	136
*	iTeos Therapeutics Inc.	5,526	136
*	NextCure Inc.	15,314	135
*	GlycoMimetics Inc.	43,246	133
*	Exicure Inc.	73,058	128
*	Fulcrum Therapeutics Inc.	15,962	127
*	Palatin Technologies Inc.	263,109	124
*	IntriCon Corp.	10,120	123
*	Alpine Immune Sciences Inc.	13,861	122
*	Sientra Inc.	35,311	120
*	Aclaris Therapeutics Inc.	46,289	119
*	Adamas Pharmaceuticals Inc.	28,838	119
*	Axcella Health Inc.	25,793	119
*	American Renal Associates Holdings Inc.	17,057	118
*	BioSig Technologies Inc.	23,843	118
*	Enzo Biochem Inc.	56,162	118
*	Harvard Bioscience Inc.	38,763	117
*	Verrica Pharmaceuticals Inc.	15,064	117
*	Five Star Senior Living Inc.	23,010	117
*,1	Actinium Pharmaceuticals Inc.	12,121	117
*	Tela Bio Inc.	6,890	114
*,1	Evoke Pharma Inc.	23,836	112
*	Surface Oncology Inc.	16,287	112
*	Checkpoint Therapeutics Inc.	41,268	111
*	Hookipa Pharma Inc.	11,700	111
*	TFF Pharmaceuticals Inc.	5,940	110
*,1	La Jolla Pharmaceutical Co.	26,673	107

		Shares	Market Value ($000)
*,1	Mallinckrodt plc	110,396	107
*	Orgenesis Inc.	21,184	107
*	Mustang Bio Inc.	33,014	104
*	Leap Therapeutics Inc.	52,185	103
*	Aquestive Therapeutics Inc.	21,008	102
*	BioNano Genomics Inc.	157,496	102
*	Minerva Neurosciences Inc.	31,250	99
*,1	Senseonics Holdings Inc.	245,780	95
*	LogicBio Therapeutics Inc.	10,447	95
*	AcelRx Pharmaceuticals Inc.	65,376	93
*	Eton Pharmaceuticals Inc.	11,587	92
*	Neubase Therapeutics Inc.	12,151	92
*	AVEO Pharmaceuticals Inc.	15,295	91
*	Novan Inc.	185,985	90
*	Dermtech Inc.	7,407	89
*	Lipocine Inc.	62,704	88
*	X4 Pharmaceuticals Inc.	13,003	88
*	Otonomy Inc.	21,186	86
*	Rockwell Medical Inc.	79,913	86
*,1	Chembio Diagnostics Inc.	17,392	85
*	Equillium Inc.	14,754	85
*	Exagen Inc.	7,717	84
*	Corvus Pharmaceuticals Inc.	20,608	83
*	Abeona Therapeutics Inc.	80,702	82
*	Infinity Pharmaceuticals Inc.	69,800	82
*	Champions Oncology Inc.	8,643	80
*	Lexicon Pharmaceuticals Inc.	54,388	78
*	NantHealth Inc.	32,891	77
*	Bellerophon Therapeutics Inc.	7,491	76
*	Milestone Scientific Inc.	51,506	72
*	Aravive Inc.	15,130	71
*	Conformis Inc.	84,889	71
*	UNITY Biotechnology Inc.	20,438	71
*	Soligenix Inc.	39,371	70
	Merrimack Pharmaceuticals Inc.	16,693	67
*	Eloxx Pharmaceuticals Inc.	24,672	65
*	Applied Genetic Technologies Corp.	12,705	62
*	Cumberland Pharmaceuticals Inc.	19,021	61
*	Calyxt Inc.	10,962	60
*	Inozyme Pharma Inc.	2,161	57
*	Organovo Holdings Inc.	7,174	57
*	Oak Street Health Inc.	1,020	55
*	Athira Pharma Inc.	2,922	54
*	Larimar Therapeutics Inc.	3,524	53
*	Assertio Holdings Inc.	79,645	53
*	Biocept Inc.	11,903	52
*,1	Marker Therapeutics Inc.	33,934	51
*	Celcuity Inc.	8,854	51
*	CorMedix Inc.	8,295	50
*	Evelo Biosciences Inc.	9,288	49
*,1	Onconova Therapeutics Inc.	175,092	49
*	Taysha Gene Therapies Inc.	2,206	49
*	ClearPoint Neuro Inc.	8,708	48
*	Strongbridge Biopharma plc	21,730	46
*	Soleno Therapeutics Inc.	16,778	42
*	Prelude Therapeutics Inc.	1,317	40
*	Gritstone Oncology Inc.	14,887	39
*	Strata Skin Sciences Inc.	29,110	39

		Shares	Market Value ($000)
*	Genesis Healthcare Inc.	69,665	38
*	Cabaletta Bio Inc.	3,482	38
*	Savara Inc.	33,526	37
*	Alimera Sciences Inc.	7,638	37
*	Graybug Vision Inc.	2,950	37
*	Cohbar Inc.	37,148	35
*	9 Meters Biopharma Inc.	43,439	35
*	Apollo Endosurgery Inc.	18,818	32
*	PLx Pharma Inc.	9,435	30
*	Sensus Healthcare Inc.	11,106	28
*	Dyne Therapeutics Inc.	1,309	26
*	Pandion Therapeutics Inc.	2,177	25
*	Metacrine Inc.	2,323	24
*	Neos Therapeutics Inc.	42,186	22
	Psychemedics Corp.	4,821	21
*	PMV Pharmaceuticals Inc.	589	21
*	Satsuma Pharmaceuticals Inc.	4,978	19
*	Progenity Inc.	2,016	18
*	Inmune Bio Inc.	1,720	18
*	Checkmate Pharmaceuticals Inc.	1,467	17
*	Inhibrx Inc.	871	16
*	IRIDEX Corp.	7,102	14
*	Poseida Therapeutics Inc.	869	8
*	ElectroCore Inc.	2,500	4
*	Castlight Health Inc. Class B	2,420	3
*,1	Nobilis Health Corp.	50,453	—
			5,654,159
Industrials (13.5%)
	Visa Inc. Class A	2,023,755	404,690
	Mastercard Inc. Class A	1,071,929	362,494
*	PayPal Holdings Inc.	1,407,641	277,347
	Accenture plc Class A	763,153	172,465
	Union Pacific Corp.	814,662	160,382
	United Parcel Service Inc. Class B	848,394	141,368
	Honeywell International Inc.	840,160	138,299
	3M Co.	690,410	110,590
	Fidelity National Information Services Inc.	743,280	109,418
	Lockheed Martin Corp.	284,982	109,228
	Boeing Co.	643,437	106,334
	Raytheon Technologies Corp.	1,830,480	105,326
	Caterpillar Inc.	649,105	96,814
	Deere & Co.	338,165	74,948
	American Express Co.	723,387	72,520
*	Square Inc. Class A	445,067	72,346
	CSX Corp.	916,831	71,210
	FedEx Corp.	282,999	71,180
*	Fiserv Inc.	683,763	70,462
	Sherwin-Williams Co.	98,292	68,484
	Automatic Data Processing Inc.	489,455	68,274
	Illinois Tool Works Inc.	340,699	65,826
	Norfolk Southern Corp.	305,436	65,360
	General Electric Co.	10,483,373	65,311
	Global Payments Inc.	358,497	63,662
	Northrop Grumman Corp.	180,346	56,897
	Eaton Corp. plc	481,507	49,128
	DuPont de Nemours Inc.	877,826	48,702
	Emerson Electric Co.	714,950	46,879
	General Dynamics Corp.	290,783	40,253

		Shares	Market Value ($000)
	Capital One Financial Corp.	547,687	39,357
	Cummins Inc.	177,585	37,499
	Johnson Controls International plc	887,663	36,261
	Verisk Analytics Inc. Class A	194,760	36,091
	PACCAR Inc.	414,380	35,338
	Trane Technologies plc	288,058	34,927
	Cintas Corp.	104,897	34,913
	PPG Industries Inc.	283,737	34,639
	Ball Corp.	392,332	32,611
	Otis Worldwide Corp.	519,393	32,421
	Carrier Global Corp.	1,033,823	31,573
	Parker-Hannifin Corp.	154,458	31,253
	Stanley Black & Decker Inc.	190,722	30,935
	Paychex Inc.	385,211	30,728
	Rockwell Automation Inc.	138,700	30,608
	TransDigm Group Inc.	61,796	29,361
	Fortive Corp.	382,654	29,162
*	Mettler-Toledo International Inc.	28,736	27,752
	AMETEK Inc.	275,120	27,347
*	FleetCor Technologies Inc.	100,660	23,967
	Old Dominion Freight Line Inc.	127,536	23,074
	Equifax Inc.	145,304	22,798
*	Keysight Technologies Inc.	223,203	22,048
	Vulcan Materials Co.	159,517	21,621
	Kansas City Southern	112,795	20,397
	WW Grainger Inc.	54,433	19,420
	TransUnion	229,834	19,336
	Dover Corp.	170,978	18,524
	Expeditors International of Washington Inc.	200,494	18,149
	Xylem Inc.	214,076	18,008
	Martin Marietta Materials Inc.	74,816	17,609
	Synchrony Financial	654,859	17,138
	Masco Corp.	308,980	17,034
	CH Robinson Worldwide Inc.	161,492	16,503
	IDEX Corp.	89,953	16,408
*	Zebra Technologies Corp. Class A	64,388	16,255
*	Ingersoll Rand Inc.	444,720	15,832
*	United Rentals Inc.	87,135	15,205
	Jack Henry & Associates Inc.	92,396	15,023
*	Trimble Inc.	300,995	14,658
*	Waters Corp.	74,449	14,568
*	Generac Holdings Inc.	74,639	14,453
	Jacobs Engineering Group Inc.	154,565	14,339
*	Fair Isaac Corp.	32,940	14,012
	Booz Allen Hamilton Holding Corp. Class A	165,635	13,744
*	Teledyne Technologies Inc.	43,915	13,623
	Westinghouse Air Brake Technologies Corp.	217,819	13,479
	Cognex Corp.	197,845	12,880
	RPM International Inc.	154,596	12,807
	JB Hunt Transport Services Inc.	100,423	12,691
*	Crown Holdings Inc.	162,967	12,526
	Graco Inc.	199,806	12,258
	Packaging Corp. of America	112,111	12,226
	Nordson Corp.	62,903	12,066
	Lennox International Inc.	40,449	11,027
	Westrock Co.	313,303	10,884
	HEICO Corp. Class A	121,971	10,814
	Toro Co.	128,513	10,789

		Shares	Market Value ($000)
	Allegion plc	108,303	10,712
	Western Union Co.	496,247	10,635
	Textron Inc.	276,127	9,965
*	Trex Co. Inc.	138,231	9,897
	Snap-on Inc.	65,742	9,673
*	XPO Logistics Inc.	110,024	9,315
	Watsco Inc.	39,293	9,151
	Pentair plc	198,996	9,108
	Hubbell Inc. Class B	65,506	8,964
	Genpact Ltd.	227,757	8,871
	Quanta Services Inc.	166,733	8,813
	Owens Corning	127,485	8,772
	AptarGroup Inc.	76,911	8,706
	A O Smith Corp.	163,221	8,618
	Carlisle Cos Inc.	66,399	8,125
*	Sensata Technologies Holding plc	188,052	8,113
*	HD Supply Holdings Inc.	196,101	8,087
	Howmet Aerospace Inc.	479,453	8,016
*	Berry Global Group Inc.	160,920	7,776
*	Aecom	185,208	7,749
*	WEX Inc.	52,669	7,319
	Sealed Air Corp.	187,862	7,291
	Donaldson Co. Inc.	151,566	7,036
*	Axon Enterprise Inc.	76,346	6,925
	Huntington Ingalls Industries Inc.	49,121	6,914
*	Paylocity Holding Corp.	42,405	6,845
*	TopBuild Corp.	39,812	6,796
	Robert Half International Inc.	125,679	6,653
	Lincoln Electric Holdings Inc.	71,959	6,623
*	Bill.Com Holdings Inc.	65,523	6,573
	BWX Technologies Inc.	115,695	6,515
	Tetra Tech Inc.	65,203	6,227
	Knight-Swift Transportation Holdings Inc.	152,742	6,217
	Sonoco Products Co.	121,603	6,210
	ITT Inc.	103,618	6,119
*	Middleby Corp.	67,420	6,048
	Oshkosh Corp.	81,798	6,012
	CoreLogic Inc.	88,565	5,993
	MSA Safety Inc.	43,075	5,779
	Landstar System Inc.	45,863	5,755
	Woodward Inc.	71,345	5,719
*	Axalta Coating Systems Ltd.	256,751	5,692
	FLIR Systems Inc.	157,698	5,653
	Brunswick Corp.	95,391	5,619
*	Euronet Worldwide Inc.	59,726	5,441
	MDU Resources Group Inc.	241,375	5,431
	AGCO Corp.	71,900	5,340
*	Mercury Systems Inc.	67,380	5,219
	ManpowerGroup Inc.	70,290	5,154
	Simpson Manufacturing Co. Inc.	52,850	5,135
	Littelfuse Inc.	28,385	5,034
	MAXIMUS Inc.	73,165	5,005
	Acuity Brands Inc.	48,347	4,948
	Curtiss-Wright Corp.	51,112	4,767
*	FTI Consulting Inc.	44,855	4,753
	Graphic Packaging Holding Co.	336,065	4,735
	Regal Beloit Corp.	48,983	4,598
*	Builders FirstSource Inc.	137,686	4,491

		Shares	Market Value ($000)
	EMCOR Group Inc.	66,223	4,484
	Exponent Inc.	61,830	4,454
	Flowserve Corp.	158,597	4,328
	Allison Transmission Holdings Inc.	122,866	4,318
	Eagle Materials Inc.	47,829	4,129
	Armstrong World Industries Inc.	59,398	4,087
	Louisiana-Pacific Corp.	137,988	4,072
*	Saia Inc.	31,855	4,018
*	Proto Labs Inc.	30,399	3,937
	Air Lease Corp. Class A	131,830	3,878
*	Colfax Corp.	123,492	3,873
*	ASGN Inc.	60,701	3,858
	KBR Inc.	171,671	3,839
*,1	Nikola Corp.	183,680	3,762
	nVent Electric plc	210,843	3,730
	John Bean Technologies Corp.	38,652	3,552
*	BMC Stock Holdings Inc.	82,318	3,526
	UniFirst Corp.	18,449	3,494
	Advanced Drainage Systems Inc.	55,848	3,487
*	Aerojet Rocketdyne Holdings Inc.	86,731	3,460
	Silgan Holdings Inc.	93,149	3,425
*	ACI Worldwide Inc.	130,859	3,419
*	Coherent Inc.	30,545	3,388
	Watts Water Technologies Inc. Class A	33,496	3,355
*	AMN Healthcare Services Inc.	56,034	3,276
*	AZEK Co Inc.	92,894	3,234
	EnerSys	47,378	3,180
	Werner Enterprises Inc.	72,577	3,048
	AAON Inc.	50,540	3,045
*	Chart Industries Inc.	43,159	3,033
	Valmont Industries Inc.	24,356	3,025
*,1	Virgin Galactic Holdings Inc.	155,635	2,993
	MSC Industrial Direct Co. Inc. Class A	47,164	2,985
	EVERTEC Inc.	85,944	2,983
	HB Fuller Co.	64,625	2,959
	ABM Industries Inc.	80,485	2,951
*	Green Dot Corp. Class A	58,116	2,941
	Kennametal Inc.	101,238	2,930
*	Masonite International Corp.	29,776	2,930
	Altra Industrial Motion Corp.	79,183	2,927
	Crane Co.	57,380	2,876
*	Kratos Defense & Security Solutions Inc.	148,441	2,862
*	TriNet Group Inc.	48,047	2,850
	Insperity Inc.	43,500	2,849
*	MasTec Inc.	67,036	2,829
	Franklin Electric Co. Inc.	47,513	2,795
*	Itron Inc.	45,781	2,781
*,1	Workhorse Group Inc.	108,702	2,748
	GATX Corp.	42,675	2,721
	Ryder System Inc.	64,342	2,718
*	Installed Building Products Inc.	26,621	2,709
*	Navistar International Corp.	61,505	2,678
*	Gibraltar Industries Inc.	40,702	2,651
*	ExlService Holdings Inc.	39,982	2,638
	Brink's Co.	62,653	2,574
*	Kirby Corp.	69,057	2,498
*	WESCO International Inc.	56,416	2,483
	ESCO Technologies Inc.	30,754	2,478

		Shares	Market Value ($000)
*	SPX Corp.	52,809	2,449
	Macquarie Infrastructure Corp.	90,748	2,440
	Moog Inc. Class A	38,412	2,440
	Triton International Ltd.	59,508	2,420
	Spirit AeroSystems Holdings Inc. Class A	127,803	2,417
	Badger Meter Inc.	36,818	2,407
	ManTech International Corp. Class A	33,846	2,331
*	SPX FLOW Inc.	53,707	2,300
*,3	API Group Corp.	160,124	2,279
	Alliance Data Systems Corp.	54,148	2,273
	Applied Industrial Technologies Inc.	41,026	2,261
*	Summit Materials Inc. Class A	136,680	2,261
	Hillenbrand Inc.	79,066	2,242
*	CryoPort Inc.	46,373	2,198
	Comfort Systems USA Inc.	42,495	2,189
	Cubic Corp.	37,552	2,184
*	Pluralsight Inc. Class A	126,864	2,173
	Trinity Industries Inc.	110,509	2,155
*	Beacon Roofing Supply Inc.	68,579	2,131
	Federal Signal Corp.	71,573	2,094
	Barnes Group Inc.	58,066	2,075
	Matson Inc.	51,501	2,065
	O-I Glass Inc.	193,693	2,051
*	Atlas Air Worldwide Holdings Inc.	32,748	1,994
	Brady Corp. Class A	49,373	1,976
	Forward Air Corp.	33,721	1,935
*	Dycom Industries Inc.	36,390	1,922
*	Hub Group Inc. Class A	38,213	1,918
	HEICO Corp.	18,050	1,889
	Korn Ferry	64,557	1,872
	Albany International Corp. Class A	37,337	1,849
*	Bloom Energy Corp. Class A	102,437	1,841
	McGrath RentCorp.	30,644	1,826
*	Repay Holdings Corp.	77,396	1,819
*	JELD-WEN Holding Inc.	80,385	1,817
*	Vicor Corp.	23,104	1,796
	Otter Tail Corp.	49,243	1,781
*	Air Transport Services Group Inc.	70,552	1,768
[1]	Maxar Technologies Inc.	70,284	1,753
*	Meritor Inc.	82,061	1,718
	Belden Inc.	54,888	1,708
	Mueller Water Products Inc. Class A	164,136	1,705
	Schneider National Inc. Class B	68,176	1,686
*	Shift4 Payments Inc. Class A	34,306	1,659
*	Resideo Technologies Inc.	149,823	1,648
*	OSI Systems Inc.	21,127	1,640
*	AeroVironment Inc.	26,959	1,618
*	Livent Corp.	179,157	1,607
	Terex Corp.	80,363	1,556
*	Verra Mobility Corp. Class A	160,240	1,548
*	Sykes Enterprises Inc.	44,921	1,537
	Patrick Industries Inc.	26,589	1,529
	Alamo Group Inc.	14,134	1,527
	Kadant Inc.	13,662	1,498
	Greif Inc. Class A	41,238	1,493
*	CBIZ Inc.	65,131	1,490
*	American Woodmark Corp.	18,904	1,485
	Mesa Laboratories Inc.	5,831	1,485

		Shares	Market Value ($000)
	CSW Industrials Inc.	19,212	1,484
	Astec Industries Inc.	27,059	1,468
*	Cimpress plc	19,311	1,451
	EnPro Industries Inc.	25,489	1,438
	ADT Inc.	174,030	1,422
	Enerpac Tool Group Corp. Class A	75,564	1,421
*	FARO Technologies Inc.	22,960	1,400
	Deluxe Corp.	53,387	1,374
	Kaman Corp.	35,171	1,371
*	Allegheny Technologies Inc.	153,209	1,336
*	Atkore International Group Inc.	58,360	1,327
	ICF International Inc.	21,353	1,314
	Tennant Co.	21,698	1,310
	Lindsay Corp.	13,447	1,300
*	TriMas Corp.	56,446	1,287
	Fluor Corp.	145,965	1,286
	TTEC Holdings Inc.	23,357	1,274
*	Ferro Corp.	101,487	1,258
	Helios Technologies Inc.	34,299	1,248
*	GMS Inc.	50,280	1,212
*	Herc Holdings Inc.	30,384	1,204
*	PGT Innovations Inc.	67,906	1,190
	Griffon Corp.	60,196	1,176
	Marten Transport Ltd.	71,145	1,161
	Heartland Express Inc.	61,840	1,150
	Encore Wire Corp.	24,738	1,148
	AZZ Inc.	32,991	1,126
*	Evo Payments Inc. Class A	45,007	1,118
*	Huron Consulting Group Inc.	28,144	1,107
	Greenbrier Cos. Inc.	37,570	1,105
*	Parsons Corp.	31,463	1,055
	Granite Construction Inc.	59,018	1,039
	Raven Industries Inc.	47,011	1,012
	Douglas Dynamics Inc.	29,538	1,010
	Primoris Services Corp.	55,792	1,006
*	Welbilt Inc.	157,214	968
	ArcBest Corp.	30,877	959
	Standex International Corp.	16,173	957
	Columbus McKinnon Corp.	28,527	944
*	Cardtronics plc Class A	44,378	879
	Chase Corp.	8,773	837
	Quanex Building Products Corp.	45,105	832
	Wabash National Corp.	67,729	810
	Argan Inc.	19,289	808
	Shyft Group Inc.	41,846	790
	H&E Equipment Services Inc.	39,552	778
	AAR Corp.	41,237	775
	Kforce Inc.	24,072	774
*	Echo Global Logistics Inc.	29,671	765
*	PAE Inc.	89,610	762
*	TrueBlue Inc.	47,482	735
*	MYR Group Inc.	19,332	719
*	Bristow Group Inc.	33,325	708
*	Great Lakes Dredge & Dock Corp.	74,068	704
*	SEACOR Holdings Inc.	23,842	693
	Cass Information Systems Inc.	17,165	691
*	CIRCOR International Inc.	25,128	687
	Apogee Enterprises Inc.	31,940	683

		Shares	Market Value ($000)
*	Cornerstone Building Brands Inc.	85,452	682
	Kelly Services Inc. Class A	39,738	677
*	Pactiv Evergreen Inc.	52,556	667
*	NV5 Global Inc.	12,475	658
	Gorman-Rupp Co.	22,163	653
*	Gates Industrial Corp. plc	58,650	652
*	Conduent Inc.	189,333	602
*	US Concrete Inc.	20,586	598
*	Vivint Smart Home Inc.	34,856	595
*	BrightView Holdings Inc.	51,297	585
	Ennis Inc.	33,453	583
*	Tutor Perini Corp.	50,653	564
*	Vectrus Inc.	14,466	550
	CAI International Inc.	19,951	549
*	SP Plus Corp.	29,718	533
	Hyster-Yale Materials Handling Inc.	14,008	520
*	Construction Partners Inc. Class A	27,670	504
*	Ducommun Inc.	14,697	484
*	Thermon Group Holdings Inc.	42,860	481
*	Energy Recovery Inc.	57,759	474
	Barrett Business Services Inc.	8,973	471
*	Sterling Construction Co. Inc.	32,777	464
	MTS Systems Corp.	24,082	460
	Resources Connection Inc.	39,014	451
	Allied Motion Technologies Inc.	10,888	449
	Miller Industries Inc.	14,573	445
	Heidrick & Struggles International Inc.	22,610	444
	Insteel Industries Inc.	23,704	443
	International Seaways Inc.	30,293	443
*	Donnelley Financial Solutions Inc.	32,983	441
*	Aegion Corp. Class A	31,078	439
*	Forterra Inc.	35,341	418
	Myers Industries Inc.	31,399	415
*	Foundation Building Materials Inc.	25,398	399
*	Modine Manufacturing Co.	63,161	395
	Kronos Worldwide Inc.	30,597	393
*	Manitowoc Co. Inc.	45,604	384
	Triumph Group Inc.	58,757	382
	VSE Corp.	12,337	378
*	Ranpak Holdings Corp.	39,128	372
	CRA International Inc.	9,499	356
*	Vishay Precision Group Inc.	13,917	352
*	Lydall Inc.	20,433	338
*	Willdan Group Inc.	13,172	336
*	IES Holdings Inc.	10,428	331
*	Aspen Aerogels Inc.	29,879	327
*	UFP Technologies Inc.	7,853	325
*	Orion Energy Systems Inc.	42,265	320
*	DXP Enterprises Inc.	19,526	315
*	CECO Environmental Corp.	43,080	314
*	Titan Machinery Inc.	23,701	314
*	GreenSky Inc. Class A	69,347	308
*	Cross Country Healthcare Inc.	46,809	304
*	Napco Security Technologies Inc.	12,814	301
*	ShotSpotter Inc.	9,637	299
*	Northwest Pipe Co.	10,922	289
	Park Aerospace Corp.	25,791	282
*	Covenant Logistics Group Inc. Class A	15,743	275

		Shares	Market Value ($000)
	Powell Industries Inc.	11,250	271
*	Daseke Inc.	48,612	261
*	Veritiv Corp.	20,018	253
*	I3 Verticals Inc. Class A	9,918	250
	U.S. Lime & Minerals Inc.	2,772	250
*	Blue Bird Corp.	20,283	247
*,1	Alpha Pro Tech Ltd.	16,600	245
	LSI Industries Inc.	35,837	242
*	Lawson Products Inc.	5,840	240
*	Franklin Covey Co.	13,330	236
	REV Group Inc.	29,469	233
	Universal Logistics Holdings Inc.	11,066	231
*	Transcat Inc.	7,708	226
*	BlueLinx Holdings Inc.	10,357	223
*	Radiant Logistics Inc.	42,943	221
	Hurco Cos. Inc.	7,684	218
*	Astronics Corp.	27,997	216
*	Overseas Shipholding Group Inc. Class A	98,988	212
*	Commercial Vehicle Group Inc.	32,138	210
*	Team Inc.	37,242	205
	Titan International Inc.	69,292	200
*	US Xpress Enterprises Inc. Class A	24,081	199
*	Acacia Research Corp.	53,671	186
*	Montrose Environmental Group Inc.	7,737	184
*	Select Interior Concepts Inc. Class A	26,163	181
*	Luna Innovations Inc.	30,072	180
*	GP Strategies Corp.	18,445	178
	Graham Corp.	13,821	176
*	Paysign Inc.	30,637	174
*	InnerWorkings Inc.	57,943	173
	Park-Ohio Holdings Corp.	10,693	172
*	YRC Worldwide Inc.	40,995	161
*	PFSweb Inc.	23,956	160
*	Horizon Global Corp.	26,846	154
*	Eagle Bulk Shipping Inc.	9,270	152
*	Goldfield Corp.	35,662	151
*	Gencor Industries Inc.	13,358	147
*	L B Foster Co. Class A	10,821	145
*	ServiceSource International Inc.	96,518	142
	Innovative Solutions and Support Inc.	20,455	140
*	EVI Industries Inc.	5,076	135
*	Atlanticus Holdings Corp.	11,012	131
*	PRGX Global Inc.	26,537	126
	Preformed Line Products Co.	2,509	122
	Quad/Graphics Inc.	40,391	122
	RR Donnelley & Sons Co.	82,974	121
*	Concrete Pumping Holdings Inc.	33,517	120
*	DHI Group Inc.	52,458	119
*	HC2 Holdings Inc.	46,997	114
	BG Staffing Inc.	13,089	111
*	Information Services Group Inc.	52,556	111
*	Core Molding Technologies Inc.	12,449	110
*	Ultralife Corp.	18,241	108
*	Orion Group Holdings Inc.	37,214	102
*	Wrap Technologies Inc.	14,771	100
*,1	ExOne Co.	7,799	95
*	Mistras Group Inc.	22,934	90
*	Broadwind Inc.	31,113	89

		Shares	Market Value ($000)
*,1	Energous Corp.	29,940	88
*	Babcock & Wilcox Enterprises Inc.	37,535	87
*	LightPath Technologies Inc. Class A	35,249	85
*	Rekor Systems Inc.	14,131	81
*	Nesco Holdings Inc.	18,922	79
*	General Finance Corp.	12,254	78
*	Frequency Electronics Inc.	7,573	77
*	Willis Lease Finance Corp.	4,107	76
*	Armstrong Flooring Inc.	21,631	75
*	Huttig Building Products Inc.	33,725	74
*	Twin Disc Inc.	14,489	73
*	Manitex International Inc.	17,289	72
*	USA Truck Inc.	7,669	72
*	StarTek Inc.	13,737	72
*	Target Hospitality Corp.	51,466	63
*,1	Digital Ally Inc.	24,096	52
*	Houston Wire & Cable Co.	19,943	50
*	Hudson Technologies Inc.	43,220	50
	RF Industries Ltd.	11,213	50
*,1	Odyssey Marine Exploration Inc.	6,843	47
*	Infrastructure and Energy Alternatives Inc.	7,696	46
*	Hudson Global Inc.	3,985	38
*	Perma-Pipe International Holdings Inc.	5,795	33
*	Ballantyne Strong Inc.	19,745	31
*	LS Starrett Co. Class A	10,675	31
*	Air T Inc.	3,141	30
*	Orbital Energy Group Inc.	46,040	29
*	Hill International Inc.	16,059	21
*	Air T Inc. Warrants Exp. 6/7/2020	8,708	—
			5,408,955
Other (0.0%)[4]
[2]	Alder Biopharmaceuticals Inc.	90,957	80
[2]	Escalation ware India	58,489	45
[2]	Tobira Therapeutics	4,500	20
[2]	Ambit Biosciences Corp.	29,736	18
	Geron Corp. Warrant Exp. 12/31/2025	73,748	16
[2]	Omthera Pharmaceutical Inc.	31,662	8
[2]	Media General Inc. CVR	175,133	7
	Kadmon Holdings inc. Warrants Exp. 9/29/2022	25,728	6
[2]	Newsstar Financial Inc. CVR	36,657	3
*,2	Synergy Pharmaceuticals Inc.	412,534	3
[2]	Alexza Pharmaceuticals	80,591	3
[2]	Elanco Animal Health Inc.	67,232	2
[1]	Pulse Biosciences Inc. Warrants Exp. 5/14/2025	408	2
[2]	Progenics Pharmaceuticals, Inc.	106,497	—
[2]	Clinical Data CVR	29,879	—
*,2	Ditech Holding Corp. Warrants Exp. 2/9/2028	3,339	—
*,2	Frontier Financial Corp.	1	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
[2]	Contra Oncomed Pharmaceutical	31,662	—
*	Talos Energy Inc. Warrants Exp. 2/28/2021	725	—
[1,2]	Biosante Pharmaceutical Exp. 12/31/2049	156,953	—
*	Whiting Petroleum Corp. Class A	1	—
*,1	Whiting Petroleum Corp. Class B	1	—
			213
Real Estate (3.5%)
	American Tower Corp.	532,159	128,639

		Shares	Market Value ($000)
	Prologis Inc.	885,254	89,074
	Crown Castle International Corp.	503,111	83,768
	Equinix Inc.	106,181	80,711
	Digital Realty Trust Inc.	322,368	47,311
	SBA Communications Corp. Class A	133,973	42,668
*	CoStar Group Inc.	47,313	40,146
	Public Storage	178,391	39,731
	Welltower Inc.	500,496	27,572
	Weyerhaeuser Co.	890,614	25,400
	AvalonBay Communities Inc.	168,065	25,099
	Realty Income Corp.	411,650	25,008
	Alexandria Real Estate Equities Inc.	152,149	24,344
	Simon Property Group Inc.	368,861	23,858
	Equity Residential	441,536	22,664
	Ventas Inc.	449,809	18,874
	Invitation Homes Inc.	673,629	18,855
*	CBRE Group Inc. Class A	383,130	17,996
	Healthpeak Properties Inc.	644,446	17,497
	Extra Space Storage Inc.	155,054	16,589
	Sun Communities Inc.	117,886	16,576
	Duke Realty Corp.	446,673	16,482
	Mid-America Apartment Communities Inc.	138,000	16,001
	Essex Property Trust Inc.	77,289	15,519
*	Zillow Group Inc. Class C	151,231	15,364
	VICI Properties Inc.	634,183	14,821
	Boston Properties Inc.	169,724	13,629
	WP Carey Inc.	205,221	13,372
	Equity LifeStyle Properties Inc.	194,263	11,908
	Medical Properties Trust Inc.	640,514	11,292
	UDR Inc.	345,906	11,280
	Camden Property Trust	114,285	10,169
	CyrusOne Inc.	139,485	9,768
	Gaming and Leisure Properties Inc.	252,201	9,314
	Iron Mountain Inc.	347,400	9,307
	Host Hotels & Resorts Inc.	855,022	9,226
	American Homes 4 Rent Class A	321,636	9,160
	Americold Realty Trust	242,239	8,660
	VEREIT Inc.	1,308,366	8,504
	Omega Healthcare Investors Inc.	272,525	8,159
	Regency Centers Corp.	205,473	7,812
	CubeSmart	235,257	7,601
*	Zillow Group Inc. Class A	73,375	7,450
	STORE Capital Corp.	269,052	7,380
	National Retail Properties Inc.	208,772	7,205
	Kilroy Realty Corp.	138,258	7,184
	Vornado Realty Trust	207,228	6,986
	Lamar Advertising Co. Class A	104,782	6,933
	Healthcare Trust of America Inc. Class A	265,512	6,903
	Rexford Industrial Realty Inc.	148,559	6,798
	Federal Realty Investment Trust	91,250	6,701
	First Industrial Realty Trust Inc.	155,380	6,184
	EastGroup Properties Inc.	47,437	6,135
	CoreSite Realty Corp.	51,237	6,091
	Apartment Investment and Management Co. Class A	178,153	6,007
	Jones Lang LaSalle Inc.	61,515	5,885
	Life Storage Inc.	55,857	5,880
	American Campus Communities Inc.	167,885	5,863
	STAG Industrial Inc.	182,656	5,569

		Shares	Market Value ($000)
	Kimco Realty Corp.	491,656	5,536
*	Redfin Corp.	107,880	5,386
	Douglas Emmett Inc.	202,399	5,080
	Cousins Properties Inc.	176,190	5,037
	Healthcare Realty Trust Inc.	164,375	4,951
	QTS Realty Trust Inc. Class A	72,160	4,548
	Terreno Realty Corp.	82,429	4,514
	Highwoods Properties Inc.	127,956	4,295
	Brixmor Property Group Inc.	364,734	4,264
	Physicians Realty Trust	237,784	4,259
	Agree Realty Corp.	66,153	4,210
	Spirit Realty Capital Inc.	123,137	4,156
	Rayonier Inc.	155,335	4,107
	Hudson Pacific Properties Inc.	184,393	4,044
	JBG SMITH Properties	151,225	4,044
	SL Green Realty Corp.	85,076	3,945
	Equity Commonwealth	135,806	3,616
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	84,873	3,588
	Sabra Health Care REIT Inc.	248,189	3,421
	Lexington Realty Trust	325,132	3,398
	Corporate Office Properties Trust	139,694	3,314
	PotlatchDeltic Corp.	76,992	3,241
	Innovative Industrial Properties Inc.	25,904	3,215
	National Health Investors Inc.	52,285	3,151
	PS Business Parks Inc.	24,413	2,988
*	Howard Hughes Corp.	51,026	2,939
	Park Hotels & Resorts Inc.	282,775	2,825
	Outfront Media Inc.	179,154	2,607
	Weingarten Realty Investors	150,447	2,552
	Apple Hospitality REIT Inc.	257,340	2,473
	Uniti Group Inc.	232,569	2,450
	Taubman Centers Inc.	71,594	2,383
	EPR Properties	83,337	2,292
	Ryman Hospitality Properties Inc.	61,425	2,260
	Essential Properties Realty Trust Inc.	122,118	2,237
	Four Corners Property Trust Inc.	86,399	2,211
	Brandywine Realty Trust	212,680	2,199
	Sunstone Hotel Investors Inc.	273,931	2,175
	Kennedy-Wilson Holdings Inc.	149,557	2,172
	National Storage Affiliates Trust	64,990	2,126
	Washington REIT	101,773	2,049
	CareTrust REIT Inc.	115,070	2,048
	Pebblebrook Hotel Trust	158,643	1,988
	Easterly Government Properties Inc.	88,633	1,986
	Piedmont Office Realty Trust Inc. Class A	143,078	1,942
	Industrial Logistics Properties Trust	81,536	1,783
	RLJ Lodging Trust	204,232	1,769
	Global Net Lease Inc.	111,001	1,765
	Paramount Group Inc.	245,019	1,735
	Colony Capital Inc.	585,512	1,598
	Monmouth Real Estate Investment Corp.	115,365	1,598
	Service Properties Trust	198,572	1,579
	GEO Group Inc.	137,475	1,559
	Retail Properties of America Inc. Class A	256,689	1,491
	Columbia Property Trust Inc.	134,032	1,462
	American Assets Trust Inc.	59,861	1,442
	Retail Opportunity Investments Corp.	137,890	1,436
*	Cushman & Wakefield plc	134,265	1,411

		Shares	Market Value ($000)
	LTC Properties Inc.	40,286	1,404
	SITE Centers Corp.	193,754	1,395
	Realogy Holdings Corp.	142,881	1,349
	Independence Realty Trust Inc.	115,077	1,334
	Empire State Realty Trust Inc. Class A	215,792	1,321
	Mack-Cali Realty Corp.	103,924	1,312
	Urban Edge Properties	134,003	1,302
	DiamondRock Hospitality Co.	247,315	1,254
[1]	Macerich Co.	184,593	1,253
	Xenia Hotels & Resorts Inc.	141,175	1,240
	Kite Realty Group Trust	106,986	1,239
	Safehold Inc.	19,790	1,229
	CoreCivic Inc.	149,796	1,198
	NexPoint Residential Trust Inc.	26,218	1,163
	Acadia Realty Trust	110,549	1,161
	Office Properties Income Trust	55,735	1,155
	Community Healthcare Trust Inc.	23,576	1,102
	Getty Realty Corp.	41,881	1,089
	Diversified Healthcare Trust	299,732	1,055
	Alexander & Baldwin Inc.	86,354	968
	Investors Real Estate Trust	14,438	941
	Universal Health Realty Income Trust	15,699	895
	Newmark Group Inc. Class A	188,261	813
*	Marcus & Millichap Inc.	29,445	810
*	St. Joe Co.	38,197	788
	American Finance Trust Inc.	124,806	783
[1]	Broadstone Net Lease Inc. Class A	42,648	716
	RE/MAX Holdings Inc. Class A	21,736	711
[1]	Tanger Factory Outlet Centers Inc.	116,988	705
	Summit Hotel Properties Inc.	131,263	680
	UMH Properties Inc.	49,442	669
	CatchMark Timber Trust Inc. Class A	71,954	643
	Gladstone Commercial Corp.	38,141	643
	Alexander's Inc.	2,613	641
	Global Medical REIT Inc.	46,222	624
	Armada Hoffler Properties Inc.	67,247	623
[1]	Brookfield Property REIT Inc. Class A	46,807	573
*,1	Seritage Growth Properties Class A	42,200	568
	RMR Group Inc. Class A	19,668	540
	RPT Realty	98,535	536
	Colony Credit Real Estate Inc.	108,790	534
	City Office REIT Inc.	68,637	516
	Chatham Lodging Trust	58,781	448
	Front Yard Residential Corp.	51,002	446
	Franklin Street Properties Corp.	119,618	438
	New Senior Investment Group Inc.	109,571	438
	Saul Centers Inc.	16,224	431
	Jernigan Capital Inc.	23,743	407
	Plymouth Industrial REIT Inc.	32,573	402
	Urstadt Biddle Properties Inc. Class A	42,413	390
*	Forestar Group Inc.	21,734	385
	Ares Commercial Real Estate Corp.	39,917	365
	Gladstone Land Corp.	24,275	365
*	Tejon Ranch Co.	23,881	338
*	FRP Holdings Inc.	8,050	335
	One Liberty Properties Inc.	20,047	328
	Whitestone REIT	49,693	298
	CorePoint Lodging Inc.	53,370	291

		Shares	Market Value ($000)
	Hersha Hospitality Trust Class A	49,194	273
	Preferred Apartment Communities Inc. Class A	48,823	264
	CTO Realty Growth Inc.	5,759	254
	Retail Value Inc.	20,151	253
*	Rafael Holdings Inc. Class B	15,547	241
	Farmland Partners Inc.	35,339	235
*	PICO Holdings Inc.	25,025	224
*	Stratus Properties Inc.	8,112	175
[1]	Washington Prime Group Inc.	238,870	155
	BRT Apartments Corp.	11,841	139
	Tiptree Inc.	26,826	133
*	Maui Land & Pineapple Co. Inc.	10,762	116
	Braemar Hotels & Resorts Inc.	40,146	100
	CorEnergy Infrastructure Trust Inc.	16,696	97
	Cedar Realty Trust Inc.	109,181	88
	Global Self Storage Inc.	11,862	48
[1]	Pennsylvania REIT	81,795	45
*	Wheeler REIT Inc.	13,699	42
	Sotherly Hotels Inc.	22,226	40
*,1	CBL & Associates Properties Inc.	211,272	34
	Condor Hospitality Trust Inc.	7,582	20
*	Transcontinental Realty Investors Inc.	331	8
			1,398,296
Technology (26.3%)
	Apple Inc.	18,471,992	2,139,241
	Microsoft Corp.	9,082,238	1,910,267
*	Facebook Inc. Class A	2,885,077	755,602
*	Alphabet Inc. Class A	360,554	528,427
*	Alphabet Inc. Class C	340,367	500,202
	NVIDIA Corp.	703,313	380,647
*	Adobe Inc.	575,451	282,218
	Intel Corp.	5,103,939	264,282
*	salesforce.com Inc.	1,026,933	258,089
	Broadcom Inc.	482,616	175,827
	QUALCOMM Inc.	1,353,278	159,254
	Texas Instruments Inc.	1,098,964	156,921
	Oracle Corp.	2,394,199	142,934
	International Business Machines Corp.	1,068,136	129,960
*	Advanced Micro Devices Inc.	1,408,364	115,472
*	ServiceNow Inc.	229,906	111,504
*	Zoom Video Communications Inc. Class A	207,538	97,566
	Intuit Inc.	297,048	96,900
	Applied Materials Inc.	1,095,091	65,103
*	Micron Technology Inc.	1,331,949	62,548
*	Autodesk Inc.	262,785	60,706
	Lam Research Corp.	174,221	57,798
	Analog Devices Inc.	442,476	51,655
	Roper Technologies Inc.	125,861	49,729
*	DocuSign Inc. Class A	211,509	45,525
	Cognizant Technology Solutions Corp. Class A	649,245	45,071
*	Workday Inc. Class A	208,994	44,961
*	Twilio Inc. Class A	165,806	40,969
*	Twitter Inc.	904,030	40,229
*	Synopsys Inc.	181,144	38,761
	Amphenol Corp. Class A	355,777	38,520
	TE Connectivity Ltd.	393,094	38,421
	KLA Corp.	186,574	36,147
*	Splunk Inc.	190,909	35,916

		Shares	Market Value ($000)
*	Cadence Design Systems Inc.	331,513	35,349
*	ANSYS Inc.	102,574	33,565
*	Match Group Inc.	295,965	32,749
	HP Inc.	1,716,746	32,601
*	Snap Inc. Class A	1,239,305	32,358
	Marvell Technology Group Ltd.	798,724	31,709
	Microchip Technology Inc.	301,740	31,007
	Xilinx Inc.	292,588	30,499
*	Okta Inc.	140,038	29,947
	Corning Inc.	910,427	29,507
	Skyworks Solutions Inc.	200,728	29,206
*	Palo Alto Networks Inc.	109,273	26,745
*	RingCentral Inc. Class A	94,191	25,866
*	VeriSign Inc.	116,776	23,922
*	Crowdstrike Holdings Inc. Class A	170,033	23,349
*	Pinterest Inc. Class A	556,684	23,108
*	Coupa Software Inc.	80,439	22,060
	Maxim Integrated Products Inc.	321,533	21,739
*	Akamai Technologies Inc.	195,644	21,626
*	EPAM Systems Inc.	63,762	20,613
	CDW Corp.	171,719	20,526
	Citrix Systems Inc.	148,489	20,448
*	Datadog Inc. Class A	194,410	19,861
*	Dell Technologies Class C	290,459	19,661
*	Fortinet Inc.	165,687	19,520
*	Paycom Software Inc.	60,247	18,755
*	Qorvo Inc.	137,432	17,730
*	Tyler Technologies Inc.	48,182	16,794
	Teradyne Inc.	200,252	15,912
	SS&C Technologies Holdings Inc.	261,076	15,800
*	Black Knight Inc.	178,163	15,509
	Leidos Holdings Inc.	171,684	15,306
*	GoDaddy Inc. Class A	199,913	15,187
*	HubSpot Inc.	51,923	15,173
	Hewlett Packard Enterprise Co.	1,541,401	14,443
	Monolithic Power Systems Inc.	51,412	14,375
*	Zendesk Inc.	138,311	14,235
	NortonLifeLock Inc.	673,845	14,043
*,1	VMware Inc. Class A	94,616	13,593
*	Arista Networks Inc.	63,896	13,222
*	Ceridian HCM Holding Inc.	159,870	13,213
*	Slack Technologies Inc. Class A	489,513	13,148
	Seagate Technology plc	262,352	12,926
*	MongoDB Inc.	55,679	12,890
*	Gartner Inc.	101,955	12,739
	Western Digital Corp.	344,318	12,585
*	Avalara Inc.	95,937	12,217
*	Zscaler Inc.	86,251	12,135
	Entegris Inc.	162,457	12,077
	NetApp Inc.	266,141	11,668
*	IAC/Inter Active Corp.	96,019	11,501
*	Nuance Communications Inc.	341,427	11,332
*	ON Semiconductor Corp.	495,610	10,750
*	Guidewire Software Inc.	100,306	10,459
*	PTC Inc.	125,477	10,379
*	Aspen Technology Inc.	81,420	10,307
*	Five9 Inc.	76,030	9,860
*	Anaplan Inc.	149,814	9,375

		Shares	Market Value ($000)
	Universal Display Corp.	51,193	9,253
*	Fastly Inc. Class A	98,225	9,202
*	Dynatrace Inc.	221,898	9,102
*	F5 Networks Inc.	73,404	9,012
*	Cree Inc.	130,995	8,350
*	Snowflake Inc. Class A	33,053	8,296
*	Grubhub Inc.	110,274	7,976
*	Cloudflare Inc. Class A	188,652	7,746
*	Proofpoint Inc.	69,332	7,318
*	Manhattan Associates Inc.	76,438	7,299
*	Elastic NV	67,589	7,292
	MKS Instruments Inc.	66,646	7,280
*	Arrow Electronics Inc.	89,943	7,075
*	IPG Photonics Corp.	41,586	7,068
*	Inphi Corp.	62,473	7,013
*	Dropbox Inc. Class A	360,103	6,936
*	Smartsheet Inc. Class A	139,249	6,882
*	Alteryx Inc. Class A	60,592	6,880
	SYNNEX Corp.	48,130	6,741
*	CACI International Inc. Class A	30,267	6,452
	CDK Global Inc.	147,835	6,444
*	RealPage Inc.	110,118	6,347
	Pegasystems Inc.	48,446	5,864
	Jabil Inc.	164,925	5,650
	Science Applications International Corp.	70,667	5,542
	DXC Technology Co.	308,534	5,507
*	Q2 Holdings Inc.	58,614	5,349
*	Blackline Inc.	58,962	5,285
*	Everbridge Inc.	41,933	5,272
*	Silicon Laboratories Inc.	52,569	5,144
*	II-VI Inc.	125,304	5,082
	CMC Materials Inc.	35,454	5,063
	National Instruments Corp.	141,090	5,037
*	Nutanix Inc. Class A	218,425	4,845
*	Envestnet Inc.	62,212	4,800
*	Cirrus Logic Inc.	69,616	4,696
*	Lattice Semiconductor Corp.	160,309	4,643
*	Vertiv Holdings Co. Class A	257,573	4,461
*	Pure Storage Inc. Class A	289,246	4,451
*	Novanta Inc.	41,255	4,346
*	Varonis Systems Inc.	36,743	4,241
*	Semtech Corp.	78,846	4,176
*	Sailpoint Technologies Holdings Inc.	104,910	4,151
*	Change Healthcare Inc.	278,007	4,034
	Brooks Automation Inc.	86,734	4,012
*	Bandwidth Inc. Class A	22,931	4,003
*	Qualys Inc.	40,466	3,966
*	LiveRamp Holdings Inc.	76,503	3,961
*	LivePerson Inc.	72,429	3,766
*	New Relic Inc.	66,448	3,745
	Xerox Holdings Corp.	198,563	3,727
	Power Integrations Inc.	67,244	3,725
*	Dun & Bradstreet Holdings Inc.	145,109	3,723
*	J2 Global Inc.	53,191	3,682
*	ZoomInfo Technologies Inc. Class A	81,058	3,485
*	Rapid7 Inc.	55,911	3,424
*	SPS Commerce Inc.	43,558	3,392
*	NCR Corp.	150,388	3,330

		Shares	Market Value ($000)
	Blackbaud Inc.	59,518	3,323
	Perspecta Inc.	167,800	3,264
*	Verint Systems Inc.	67,452	3,250
*	Synaptics Inc.	39,848	3,205
*	FireEye Inc.	251,017	3,099
*	Box Inc. Class A	174,824	3,035
*	Tenable Holdings Inc.	79,879	3,015
*	Alarm.com Holdings Inc.	54,453	3,009
*	SVMK Inc.	134,509	2,974
	Avnet Inc.	114,721	2,964
*	Teradata Corp.	130,253	2,957
*,1	Appian Corp. Class A	45,434	2,942
*	Diodes Inc.	51,397	2,901
*	Advanced Energy Industries Inc.	46,027	2,897
*	Fabrinet	45,115	2,844
*	Covetrus Inc.	115,284	2,813
*	Cloudera Inc.	253,312	2,759
*	Medallia Inc.	97,601	2,676
*	Cornerstone OnDemand Inc.	72,885	2,650
	Vishay Intertechnology Inc.	166,844	2,598
*	Appfolio Inc. Class A	17,440	2,473
*	Plexus Corp.	34,788	2,457
*	FormFactor Inc.	96,117	2,396
*	Insight Enterprises Inc.	41,718	2,360
*	Workiva Inc. Class A	40,453	2,256
*	Rogers Corp.	22,558	2,212
*	Bottomline Technologies DE Inc.	51,876	2,187
*	Cargurus Inc.	97,511	2,109
*	Ambarella Inc.	39,755	2,074
*	Cerence Inc.	42,449	2,074
	Progress Software Corp.	56,051	2,056
*	CommVault Systems Inc.	50,353	2,054
*	Schrodinger Inc.	42,860	2,036
*	Sanmina Corp.	74,909	2,026
*	Vroom Inc.	39,093	2,024
*	MACOM Technology Solutions Holdings Inc.	58,126	1,977
*	Rambus Inc.	140,424	1,922
*	Altair Engineering Inc. Class A	45,312	1,902
*	MaxLinear Inc.	80,094	1,861
*	NetScout Systems Inc.	84,487	1,844
*	Onto Innovation Inc.	56,904	1,695
*	Yelp Inc. Class A	83,146	1,670
*	Upwork Inc.	95,300	1,662
*	Perficient Inc.	38,760	1,657
*	Virtusa Corp.	33,430	1,643
*	Yext Inc.	107,805	1,636
	CSG Systems International Inc.	39,891	1,634
*	Allscripts Healthcare Solutions Inc.	200,214	1,630
*	Avaya Holdings Corp.	104,048	1,582
	NIC Inc.	76,691	1,511
*	SolarWinds Corp.	72,696	1,479
*	Super Micro Computer Inc.	55,792	1,473
*	PagerDuty Inc.	53,430	1,448
*	PROS Holdings Inc.	45,098	1,440
	Xperi Holding Corp.	123,778	1,422
*	JFrog Ltd.	15,927	1,348
	Simulations Plus Inc.	17,811	1,342
*	Model N Inc.	36,611	1,292

		Shares	Market Value ($000)
	Shutterstock Inc.	24,617	1,281
*	TechTarget Inc.	28,877	1,269
	Methode Electronics Inc.	44,201	1,260
*	TTM Technologies Inc.	109,998	1,255
*	Zuora Inc. Class A	118,841	1,229
*	Ping Identity Holding Corp.	39,187	1,223
*	ePlus Inc.	16,524	1,210
*	MicroStrategy Inc. Class A	7,991	1,203
	Pitney Bowes Inc.	216,692	1,151
*	Amkor Technology Inc.	99,986	1,120
*	Calix Inc.	62,819	1,117
*	Upland Software Inc.	29,610	1,116
*	Domo Inc. Class B	27,591	1,058
*	nLight Inc.	44,814	1,052
*	Ultra Clean Holdings Inc.	46,630	1,001
*	CEVA Inc.	24,818	977
	Benchmark Electronics Inc.	45,827	923
*,1	BigCommerce Holdings Inc. Series 1	11,014	917
*	OneSpan Inc.	42,440	890
*	ACM Research Inc. Class A	12,532	866
	Switch Inc. Class A	55,058	859
*	MobileIron Inc.	122,203	857
*	Magnite Inc.	122,599	851
	CTS Corp.	38,533	849
*	Axcelis Technologies Inc.	38,404	845
*	Unisys Corp.	78,359	836
*	Tucows Inc. Class A	11,887	819
	Cohu Inc.	47,326	813
*	Jamf Holding Corp.	21,213	798
*	Eventbrite Inc. Class A	71,835	779
*	Limelight Networks Inc.	134,138	773
*	Sitime Corp.	8,945	752
*	Photronics Inc.	74,215	739
*	PDF Solutions Inc.	38,843	727
*	Duck Creek Technologies Inc.	15,540	706
*	3D Systems Corp.	142,879	702
*	Veeco Instruments Inc.	60,167	702
*	Rackspace Technology Inc.	36,063	696
*	Diebold Nixdorf Inc.	89,243	682
*	PAR Technology Corp.	16,616	673
*	ScanSource Inc.	32,569	646
*	Agilysys Inc.	26,124	631
*	TrueCar Inc.	122,560	613
*	Ichor Holdings Ltd.	28,037	605
	Ebix Inc.	29,312	604
*	Vertex Inc. Class A	26,257	604
*	Sprout Social Inc. Class A	15,601	601
*	Groupon Inc. Class A	28,920	590
*	Impinj Inc.	22,077	582
	QAD Inc. Class A	13,727	579
*	Mitek Systems Inc.	45,310	577
*	Blucora Inc.	60,865	573
	American Software Inc. Class A	39,262	551
	PC Connection Inc.	12,958	532
*	Grid Dynamics Holdings Inc.	66,131	511
*	Brightcove Inc.	48,751	499
*	EverQuote Inc. Class A	12,860	497
*	Arlo Technologies Inc.	92,924	489

		Shares	Market Value ($000)
*	Endurance International Group Holdings Inc.	85,240	489
*	Sciplay Corp. Class A	29,427	477
	Computer Programs and Systems Inc.	16,716	462
*	ChannelAdvisor Corp.	31,025	449
*	Avid Technology Inc.	49,959	428
*	Forrester Research Inc.	12,523	411
*	Zix Corp.	70,110	409
*	Benefitfocus Inc.	34,937	391
	VirnetX Holding Corp.	73,575	388
*	Sumo Logic Inc.	17,739	387
*	A10 Networks Inc.	60,536	386
	Hackett Group Inc.	33,557	375
*	Intelligent Systems Corp.	9,532	372
*	Kimball Electronics Inc.	31,649	366
*	DSP Group Inc.	26,036	343
*	NeoPhotonics Corp.	55,788	340
*,1	MicroVision Inc.	172,458	336
	NVE Corp.	6,716	330
*	Alpha & Omega Semiconductor Ltd.	25,712	330
*,1	Waitr Holdings Inc.	99,482	320
*	Digimarc Corp.	13,962	312
*	eGain Corp.	19,305	274
*	AXT Inc.	42,819	262
*	CyberOptics Corp.	7,703	245
*,1	Cleanspark Inc.	18,288	228
*	Iteris Inc.	49,895	205
	Daktronics Inc.	45,183	179
*	Synchronoss Technologies Inc.	58,796	177
*	Immersion Corp.	24,901	176
*,1	Veritone Inc.	18,852	173
*	GTY Technologies Holdings Inc.	57,777	153
*	Intevac Inc.	25,788	142
*	Smith Micro Software Inc.	37,622	140
*	Identiv Inc.	21,369	134
*	Telenav Inc.	36,650	132
*	comScore Inc.	64,187	131
	PCTEL Inc.	22,253	126
*	GSI Technology Inc.	21,838	123
*	Key Tronic Corp.	12,158	120
*	Kopin Corp.	84,748	117
*	SecureWorks Corp. Class A	10,122	115
*	Research Frontiers Inc.	41,968	113
*,1	Atomera Inc.	10,507	110
*,1	Remark Holdings Inc.	89,302	104
[2]	QAD Inc. Class B	3,097	103
*	Computer Task Group Inc.	20,394	101
*	Palantir Technologies Inc. Class A	10,382	99
*	Amtech Systems Inc.	19,290	94
*	IEC Electronics Corp.	10,877	94
*	Mastech Digital Inc.	5,006	90
*	Unity Software Inc.	1,006	88
*	EMCORE Corp.	25,614	83
*	Park City Group Inc.	16,658	82
*	Issuer Direct Corp.	4,075	81
*	WidePoint Corp.	138,277	69
*,1	Boxlight Corp. Class A	39,864	64
	Richardson Electronics Ltd.	15,379	64
*	Beyond Air Inc.	11,739	61

		Shares	Market Value ($000)
*	Great Elm Capital Group Inc.	25,570	60
*	Synacor Inc.	36,421	55
	Support.com Inc.	21,839	39
	ARC Document Solutions Inc.	41,831	38
	CSP Inc.	4,375	38
	TransAct Technologies Inc.	7,695	38
*	Bentley Systems Inc. Class B	1,119	35
*	BSQUARE Corp.	25,292	34
*	Aehr Test Systems	23,485	33
*	Data I/O Corp.	9,481	30
	Asana Inc. Class A	1,046	30
*	NetSol Technologies Inc.	9,891	29
*	inTEST Corp.	6,184	28
*	CVD Equipment Corp.	8,553	26
*	Evolving Systems Inc.	20,892	24
*	Mohawk Group Holdings Inc.	2,438	20
*	RealNetworks Inc.	7,263	9
*	Quantum Corp.	1,880	9
*	SharpSpring Inc.	600	7
			10,570,529
Telecommunications (3.5%)
	Verizon Communications Inc.	4,969,456	295,633
	Comcast Corp. Class A	5,469,388	253,014
	AT&T Inc.	8,547,511	243,689
	Cisco Systems Inc.	4,559,555	179,601
*	Charter Communications Inc. Class A	172,099	107,448
*	T-Mobile US Inc.	667,944	76,386
	L3Harris Technologies Inc.	258,739	43,944
	Motorola Solutions Inc.	203,179	31,860
*	Roku Inc.	127,303	24,035
*	Liberty Broadband Corp. Class C	139,471	19,926
	CenturyLink Inc.	1,321,540	13,334
	Cable One Inc.	6,501	12,257
*	Altice USA Inc. Class A	395,254	10,277
*	GCI Liberty Inc. Class A	116,223	9,526
*	Liberty Broadband Corp. Class A	64,728	9,179
	Juniper Networks Inc.	397,894	8,555
*	DISH Network Corp. Class A	293,729	8,527
*	Ciena Corp.	185,226	7,352
*	Lumentum Holdings Inc.	86,244	6,479
*	Iridium Communications Inc.	135,167	3,458
*	Viavi Solutions Inc.	278,191	3,263
	Cogent Communications Holdings Inc.	51,761	3,108
*	Acacia Communications Inc.	45,771	3,085
*	Vonage Holdings Corp.	280,908	2,874
	Shenandoah Telecommunications Co.	56,777	2,523
*	Comm Scope Holding Co. Inc.	246,794	2,221
	InterDigital Inc.	38,009	2,169
	Telephone and Data Systems Inc.	114,188	2,106
*	ViaSat Inc.	55,018	1,892
*	8x8 Inc.	118,634	1,845
*	EchoStar Corp. Class A	60,411	1,504
*	Infinera Corp.	195,467	1,204
	Ubiquiti Inc.	7,124	1,187
*	NETGEAR Inc.	34,486	1,063
*	Vocera Communications Inc.	35,935	1,045
*	Cincinnati Bell Inc.	60,860	913
*,1	Inseego Corp.	88,016	908

		Shares	Market Value ($000)
	ATN International Inc.	12,933	648
	ADTRAN Inc.	60,226	618
*	Extreme Networks Inc.	144,881	582
*	Harmonic Inc.	104,062	581
*,1	Gogo Inc.	62,483	577
*	Boingo Wireless Inc.	55,481	566
*	Digi International Inc.	32,827	513
*	Consolidated Communications Holdings Inc.	85,883	489
	Plantronics Inc.	41,282	489
*	Anterix Inc.	14,908	488
	Comtech Telecommunications Corp.	29,274	410
*	U.S. Cellular Corp.	13,835	409
*	WideOpenWest Inc.	66,554	345
*	ORBCOMM Inc.	98,534	335
*	CalAmp Corp.	44,503	320
	Loral Space & Communications Inc.	17,413	319
*	Clearfield Inc.	14,122	285
*	Ooma Inc.	21,775	284
*	Ribbon Communications Inc.	71,586	277
*,1	Applied Optoelectronics Inc.	24,455	275
	Spok Holdings Inc.	26,291	250
*	Genasys Inc.	37,838	233
*,1	Globalstar Inc.	747,398	229
*,1	GTT Communications Inc.	42,173	218
*	Hemisphere Media Group Inc. Class A	23,290	202
*	KVH Industries Inc.	21,023	189
*	Airgain Inc.	14,003	187
*	Cambium Networks Corp.	9,228	156
*	Aviat Networks Inc.	6,976	153
	Alaska Communications Systems Group Inc.	73,683	147
*	IDT Corp. Class B	19,345	127
*	DZS Inc.	12,823	120
*	Casa Systems Inc.	29,218	118
	Bel Fuse Inc. Class B	10,293	110
*,1	Pareteum Corp.	140,419	95
*	Powerfleet Inc.	15,074	85
*,1	Resonant Inc.	33,916	81
*	RigNet Inc.	15,450	63
	Network-1 Technologies Inc.	20,999	56
*	SeaChange International Inc.	46,503	40
*	Otelco Inc. Class A	3,053	35
	Bel Fuse Inc. Class A	1,376	15
*	ClearOne Inc.	4,021	9
			1,409,118
Utilities (3.2%)
	NextEra Energy Inc.	588,150	163,247
	Dominion Energy Inc.	1,009,088	79,647
	Duke Energy Corp.	884,934	78,370
	Southern Co.	1,268,423	68,774
	Waste Management Inc.	505,047	57,156
	American Electric Power Co. Inc.	596,550	48,756
	Xcel Energy Inc.	630,739	43,527
	Exelon Corp.	1,168,962	41,802
	Sempra Energy	346,838	41,052
	WEC Energy Group Inc.	379,046	36,730
	Eversource Energy	410,994	34,339
	Public Service Enterprise Group Inc.	605,693	33,259
	Waste Connections Inc.	315,258	32,724

		Shares	Market Value ($000)
	American Water Works Co. Inc.	217,915	31,571
	Consolidated Edison Inc.	401,792	31,259
	DTE Energy Co.	229,591	26,412
	PPL Corp.	918,492	24,992
	Entergy Corp.	238,951	23,544
	Ameren Corp.	295,213	23,345
	Republic Services Inc. Class A	247,969	23,148
	Edison International	452,195	22,990
	CMS Energy Corp.	346,220	21,261
	FirstEnergy Corp.	651,472	18,704
*	PG&E Corp.	1,750,153	16,434
	Alliant Energy Corp.	301,131	15,553
	AES Corp.	806,955	14,614
	Atmos Energy Corp.	146,770	14,030
	Evergy Inc.	273,953	13,922
	CenterPoint Energy Inc.	655,234	12,679
	Essential Utilities Inc.	293,483	11,813
	Vistra Corp.	585,625	11,045
	NiSource Inc.	458,856	10,095
	Pinnacle West Capital Corp.	135,359	10,091
	NRG Energy Inc.	274,675	8,443
	UGI Corp.	244,401	8,060
*	Sunrun Inc.	102,522	7,901
	OGE Energy Corp.	232,503	6,973
*	Stericycle Inc.	110,082	6,942
	IDACORP Inc.	60,736	4,853
	ONE Gas Inc.	63,160	4,359
	National Fuel Gas Co.	103,159	4,187
	Black Hills Corp.	76,829	4,110
	Hawaiian Electric Industries Inc.	120,981	4,021
	PNM Resources Inc.	95,799	3,959
	Southwest Gas Holdings Inc.	62,070	3,917
	Portland General Electric Co.	107,299	3,809
	Avangrid Inc.	74,649	3,767
	American States Water Co.	44,946	3,369
*	Clean Harbors Inc.	59,946	3,359
*	Vivint Solar Inc.	76,884	3,256
	New Jersey Resources Corp.	118,272	3,196
	ALLETE Inc.	61,700	3,192
	Spire Inc.	59,095	3,144
	NorthWestern Corp.	63,653	3,096
*	Casella Waste Systems Inc. Class A	53,841	3,007
	Ormat Technologies Inc.	49,496	2,926
	Avista Corp.	80,280	2,739
	MGE Energy Inc.	42,788	2,681
*	Advanced Disposal Services Inc.	85,875	2,596
	California Water Service Group	59,239	2,574
*	Evoqua Water Technologies Corp.	113,234	2,403
	South Jersey Industries Inc.	114,798	2,212
	Clearway Energy Inc. Class C	80,482	2,170
	SJW Group	34,850	2,121
*	Sunnova Energy International Inc.	56,431	1,716
	Northwest Natural Holding Co.	37,458	1,700
	Chesapeake Utilities Corp.	18,846	1,589
	Clearway Energy Inc. Class A	57,050	1,409
*	Harsco Corp.	100,310	1,395
	Middlesex Water Co.	21,030	1,307
	US Ecology Inc.	38,221	1,249

		Shares	Market Value ($000)
	Covanta Holding Corp.	150,984	1,170
	Unitil Corp.	19,312	746
	York Water Co.	16,146	682
	Artesian Resources Corp. Class A	10,398	358
*	Heritage-Crystal Clean Inc.	21,463	286
*	Atlantic Power Corp.	129,879	255
*,1	Cadiz Inc.	22,248	221
*	Pure Cycle Corp.	22,924	206
	RGC Resources Inc.	8,637	202
	Genie Energy Ltd. Class B	20,232	162
	Global Water Resources Inc.	13,084	141
	Spark Energy Inc. Class A	14,892	124
*	Sharps Compliance Corp.	18,541	116
	Advanced Emissions Solutions Inc.	22,693	92
*	Perma-Fix Environmental Services Inc.	12,584	89
*	Aqua Metals Inc.	89,750	82
*	Charah Solutions Inc.	13,885	43
*	Fuel Tech Inc.	44,766	38
			1,275,605
Total Common Stocks (Cost $17,727,310)			39,949,439
Preferred Stocks (0.0%)
*	Air T Funding Pfd. 8.000%, 6/7/49	165	4
*	Qurate Retail Inc. Pfd. 8.000%, 3/15/31	1	—
Total Preferred Stocks (Cost $4)			4

Temporary Cash Investments (0.6%)
Money Market Funds (0.6%)
[5,6]	Vanguard Market Liquidity Fund 0.117%	2,223,534	222,353
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	U.S. Cash Management Bill, 0.122, 12/15/20	5,300	5,299
[7]	U.S. Cash Management Bill, 0.116, 2/16/21	2,872	2,871

		Face Amount ($000)
[7]	U.S. Treasury Bill, 0.061, 10/13/20	5,750	5,750
			13,920
Total Temporary Cash Investments (Cost $236,246)			236,273
Total Investments (100.1%) (Cost $17,963,560)			40,185,716
Other Asset and Liabilities-Net (-0.1%)			(55,567)
Net Assets (100%)			40,130,149
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,386,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $2,279,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $93,962,000 was received for securities on loan, of which $92,999,000 is held in Vanguard Market Liquidity Fund and $963,000 is held in cash.
7	Securities with a value of $12,187,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	125	9,403	94
E-mini S&P 500 Index	December 2020	1,007	168,773	1,541
E-mini S&P Mid-Cap 400 Index	December 2020	30	5,568	21
				1,656
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,945,444	3,120	875	39,949,439
Preferred Stocks	4	—	—	4
Temporary Cash Investments	222,353	13,920	—	236,273
Total	40,167,801	17,040	875	40,185,716
Derivative Financial Instruments
Assets
Futures Contracts[1]	847	—	—	847
1	Represents variation margin on the last day of the reporting period.